Registration Nos. 033-52154
811-07168

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
______________________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]

Pre-Effective Amendmet No. ___	[ ]

Post-Effective Amendment No. 37	[x]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]

Amendment No. 38 [x] (Check appropriate box or boxes.) ___________________________________

HENNESSY FUNDS TRUST (Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd.
Suite 200
Novato, California	94945
(Address of Principal Executive Offices)	(ZIP Code)

(800) 966-4354 (Registrant’s Telephone Number, including Area Code)

Neil J. Hennessy	Copy to:
Hennessy Advisors, Inc.	Peter D. Fetzer
7250 Redwood Blvd.	Foley & Lardner LLP
Suite 200	777 East Wisconsin Avenue
Novato, California 94945	Milwaukee, Wisconsin 53202-5306
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☐           immediately upon filing pursuant to paragraph (b)
☐           on (date) pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (date) pursuant to paragraph (a)(1)
☒   75 days after filing pursuant to paragraph (a)(2)
☐           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 37 under the Securities Act of 1933, as amended, for Hennessy Funds Trust (the “Company”) relates to the creation of new series of the Company to be known as the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund, each of which will be a successor to a corresponding series of Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc. and Hennessy SPARX Funds Trust pursuant to a reorganization.  The current prospectus and statement of additional information for the existing Hennessy Funds are not changed by the filing of this Post-Effective Amendment.

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities, and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus, Subject to Completion, Dated December 13, 2013

PROSPECTUS & OVERVIEW
______________, 2014

DOMESTIC EQUITY	Investor	Institutional
Hennessy Cornerstone Growth Fund	HFCGX	HICGX
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	HIMDX
Hennessy Cornerstone Value Fund	HFCVX	HICVX
Hennessy Total Return Fund	HDOGX

BALANCED & FIXED INCOME
Hennessy Balanced Fund	HBFBX

SECTOR & SPECIALTY
Hennessy Japan Fund	HJPNX	HJPIX
Hennessy Japan Small Cap Fund	HJPSX

www.hennessyfunds.com  |  1-800-966-4354

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds or determined if this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

(This Page Intentionally Left Blank.)

Contents

Summary Information:
Domestic Equity
Hennessy Cornerstone Growth Fund	2
Hennessy Cornerstone Mid Cap 30 Fund	5
Hennessy Cornerstone Value Fund	8
Hennessy Total Return Fund	11
Balanced & Fixed Income
Hennessy Balanced Fund	14
Sector & Specialty
Hennessy Japan Fund	17
Hennessy Japan Small Cap Fund	20
Important Additional Fund Information	23
Additional Investment Information	24
Historical Performance	25
Management of the Funds	27
Shareholder Information
Pricing of Fund Shares	29
Account Minimum Investments	29
Market Timing Policy	30
Telephone Privileges	30
How to Purchase Shares	30
Automatic Investment Plan	32
Retirement Plans	32
How to Sell Shares	32
How to Exchange Shares	34
Systematic Cash Withdrawal Program	35
Dividends and Distributions	35
Tax Information	35
Index Descriptions	36
Householding	36
Electronic Delivery	36
Financial Highlights	37

An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

HENNESSY FUNDS                                                                                                         1-800-966-4354

HENNESSY CORNERSTONE GROWTH FUND

Investment Objective

The Hennessy Cornerstone Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  [Annual fund operating expenses will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

SHAREHOLDER FEES
(fees paid directly from your investment)
		Investor		Institutional
Sales charge (load)		None		None
Redemption fee		None		None
Exchange fee		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses1		0.61%		0.38%
Shareholder Servicing	0.10%		None
All Remaining
Other Expenses	0.51%		0.38%
Total Annual Fund
Operating Expenses		1.35%		1.12%
Expense Reimbursement		N/A		(0.13)%2
Net Expenses		1.35%		0.99%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2
The Fund’s investment manager has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Directors terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:  [Cost information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

	One Year	Three Years	Five Years	Ten Years
Investor	$137	$428	$739	$1,624
Institutional	$101	$343	$604	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the fiscal year ended October 31, 2012, the predecessor to the Fund, the Hennessy Cornerstone Growth Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Growth Fund”), had a portfolio turnover rate of 90% of the average value of its portfolio.  [The portfolio turnover information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Principal Investment Strategy

The Fund invests in growth-oriented common stocks by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Growth Strategy® (the “Growth Strategy”). The Growth Strategy has historically selected small cap companies, but may also select medium and large cap companies. From a universe of stocks with market capitalization exceeding $175 million, the Growth Strategy selects the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

This value criterion helps to uncover relative bargains. The Growth Strategy uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

WWW.HENNESSYFUNDS.COM

2)	Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.
3)	Positive stock price appreciation, or relative strength, over the past three and six-month periods
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 50 stocks as dictated by the Growth Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Growth Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Growth Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: The Fund invests in American Depositary Receipts, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information

The Fund is the successor to the Predecessor Growth Fund pursuant to a reorganization that took place on February 28, 2014. The performance information provided for the periods from prior to February 28, 2014 is historical information for the Predecessor Growth Fund. The Predecessor Growth Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the Russell 2000 Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 36 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).  [Performance information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

HENNESSY FUNDS                                                                                                         1-800-966-4354

HENNESSY CORNERSTONE GROWTH FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 23.23% for the quarter ended March 31, 2012 and the lowest quarterly return was -29.48% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012)

	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone
Growth Fund – Investor

Return before taxes	30.31%	-4.25%	5.17%

Return after taxes
on distributions	30.31%	-4.25%	4.27%

Return after taxes
on distributions and
sale of Fund shares	19.70%	-3.56%	4.54%

Hennessy Cornerstone
Growth Fund – Institutional

Return before taxes	30.76%	-3.94%	5.34%

Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)	16.35%	3.56%	9.72%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	7.10%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Investment Officer, and a Director of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery has served as Co-Portfolio Manager of the Predecessor Growth Fund since February 2011, and has been a Vice President of the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 23 of this Prospectus.

WWW.HENNESSYFUNDS.COM

HENNESSY CORNERSTONE MID CAP 30 FUND

Investment Objective

The Hennessy Cornerstone Mid Cap 30 Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  [Annual fund operating expenses will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

SHAREHOLDER FEES
(fees paid directly from your investment)
		Investor		Institutional
Sales charge (load)		None		None
Redemption fee		None		None
Exchange fee		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses1		0.64%		0.43%
Shareholder Servicing	0.10%		None
All Remaining
Other Expenses	0.54%		0.43%
Total Annual Fund
Operating Expenses		1.38%		1.17%
Expense Reimbursement		N/A		(0.18)%2
Net Expenses		1.38%		0.99%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2
The Fund’s investment manager has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Directors terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:  [Cost information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

	One Year	Three Years	Five Years	Ten Years
Investor	$140	$437	$755	$1,657
Institutional	$101	$354	$626	$1,404

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the fiscal year ended October 31, 2012, the predecessor to the Fund, the Hennessy Cornerstone Mid Cap 30 Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Mid Cap 30 Fund”), had a portfolio turnover rate of 25% of the average value of its portfolio.  [The portfolio turnover information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Principal Investment Strategy

The Fund invests in mid-cap growth-oriented stocks by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Mid Cap 30 Formula® (the “Formula”). The Formula selects companies which have between $1 billion and $10 billion in market value, and excludes American Depositary Receipts, or “ADRs”. The Formula selects the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

This value criterion helps to uncover relative bargains. The Formula uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

HENNESSY FUNDS                                                                                                         1-800-966-4354

2)	Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Formula considers improved earnings to be a key indicator of a company’s financial strength.
3)	Positive stock price appreciation, or relative strength, over the past three and six-month periods.
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 30 stocks as dictated by the Formula, weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 3.33% weighting.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Performance Information

The Fund is the successor to the Predecessor Mid Cap 30 Fund pursuant to a reorganization that took place on February 28, 2014. The performance information provided for the periods from prior to February 28, 2014 is historical information for the Predecessor Mid Cap 30 Fund. The Predecessor Mid Cap 30 Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing its performance from year to year and how the Fund’s average annual returns compare with the S&P Midcap 400 Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 36 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).  [Performance information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

HENNESSY CORNERSTONE MID CAP 30 FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 17.97% for the quarter ended March 31, 2006 and the lowest quarterly return was -22.59% for the quarter ended September 30, 2008.

WWW.HENNESSYFUNDS.COM

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012)
			Since
	One	Five	Inception
	Year	Year	(9/17/03)
Hennessy Cornerstone
Mid Cap 30 Fund – Investor

Return before taxes	14.10%	4.73%	9.98%

Return after taxes
on distributions	13.88%	4.69%	9.44%

Return after taxes on
distributions and sale
of Fund shares	9.46%	4.08%	8.76%

Hennessy Cornerstone
Mid Cap 30 Fund – Institutional

Return before taxes	14.54%	5.11%	10.20%

S&P Midcap 400 Index
(reflects no deduction for
fees, expenses or taxes)	17.88%	5.15%	8.91%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	5.75%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Investment Officer, and a Director of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery has served as Co-Portfolio Manager of the Predecessor Mid Cap 30 Fund since February 2011, and has been a Vice President of the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 23 of this Prospectus.

HENNESSY FUNDS                                                                                                         1-800-966-4354

HENNESSY CORNERSTONE VALUE FUND

Investment Objective

The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  [Annual fund operating expenses will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

SHAREHOLDER FEES
(fees paid directly from your investment)
		Investor		Institutional
Sales charge (load)		None		None
Redemption fee		None		None
Exchange fee		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses		0.52%		0.46%
Shareholder Servicing	0.10%		None
All Remaining
Other Expenses	0.42%		0.46%
Total Annual Fund
Operating Expenses		1.26%		1.20%
Expense Reimbursement		N/A		(0.22)%1
Net Expenses		1.26%		0.98%

1
The Fund’s investment manager has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Directors terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:  [Cost information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

	One Year	Three Years	Five Years	Ten Years
Investor	$128	$400	$692	$1,523
Institutional	$100	$359	$638	$1,435

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the fiscal year ended October 31 2012, the predecessor to the Fund, the Hennessy Cornerstone Value Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Value Fund”), had a portfolio turnover rate of 47% of the average value of its portfolio.  [The portfolio turnover information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Principal Investment Strategy

The Fund invests in larger, dividend-paying companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Value Strategy® (the “Value Strategy”). The Value Strategy involves the identification of a universe of larger, widely-held companies with strong sales and cash flow known as the Market Leaders Universe™ (“Market Leaders”). From the universe of Market Leaders, the Value Strategy selects the 50 common stocks with the highest dividend yield as of the date of purchase that also meet the following criteria:

1)Market capitalization that exceeds the average of the Database

2)Number of shares outstanding that exceeds the average of the Database

3)12-month sales that are 50% greater than the average of the Database

4)Cash flow that exceeds the average of the Database

WWW.HENNESSYFUNDS.COM

The Fund purchases 50 stocks as dictated by the Value Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Value Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium Sized Companies Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Foreign Securities Risk: The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information

The Fund is the successor to the Predecessor Value Fund pursuant to a reorganization that took place on February 28, 2014. The performance information provided for the periods from prior to February 28, 2014 is historical information for the Predecessor Value Fund. The Predecessor Value Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the Russell 1000 Value Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 36 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).  [Performance information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

HENNESSY CORNERSTONE VALUE FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 28.59% for the quarter ended September 30, 2009 and the lowest quarterly return was -22.40% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

HENNESSY FUNDS                                                                                                         1-800-966-4354

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012)

	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone
Value Fund – Investor

Return before taxes	11.94%	2.00%	6.90%

Return after taxes
on distributions	11.49%	1.48%	6.45%

Return after taxes
on distributions and
sale of Fund shares	8.36%	1.59%	6.00%

Hennessy Cornerstone
Value Fund – Institutional

Return before taxes	12.24%	2.27%	7.05%

Russell 1000 Value Index
(reflects no deduction for
fees, expenses or taxes)	17.51%	0.59%	7.38%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	7.10%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Investment Officer, and a Director of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery has served as Co-Portfolio Manager of the Predecessor Value Fund since February 2011, and has been a Vice President of the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 23 of this Prospectus.

WWW.HENNESSYFUNDS.COM

HENNESSY TOTAL RETURN FUND

Investment Objective

The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  [Annual fund operating expenses will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses1		0.63%
Shareholder Servicing	0.10%
Interest Expense	0.08%
All Remaining Other Expenses	0.45%
Total Annual Fund Operating Expenses		1.38%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:  [Cost information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

One Year	Three Years	Five Years	Ten Years
$140	$437	$755	$1,657

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the fiscal year ended October 31, 2012, the predecessor to the Fund, the Hennessy Total Return Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Total Return Fund”), had a portfolio turnover rate of 22% of the average value of its portfolio.  [The portfolio turnover information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Principal Investment Strategy

The Fund invests in the ten highest dividend-yielding Dow Jones Industrial Average (“DJIA”)* stocks (known as the “Dogs of the Dow”), and in U.S. Treasury securities with a maturity of less than one year.

The Fund invests approximately 50% of its assets in the ten “Dogs of the Dow” stocks, in roughly equal dollar amounts, and approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year. The Fund then utilizes a borrowing strategy which allows the Fund’s performance to approximate what it would be if the Fund had an asset allocation of roughly 75% Dogs of the Dow stocks and 25% U.S. Treasury securities. The Fund typically will borrow money by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those

*
The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

HENNESSY FUNDS                                                                                                         1-800-966-4354

stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. When the Fund purchases stock, it will also purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

The Fund holds its stock investments for one year, including stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally, it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the portfolio adheres to the Fund’s asset allocation strategy.

Principal Risks

Although a portion of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Borrowing Risk: The Fund borrows against its investments. Purchasing Treasury/Government securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund’s losses would be greater than if it had not. Also, the Fund will incur interest costs when it borrows money, which costs may exceed the investment returns it earns on the securities purchased with borrowed money.

Performance Information

The Fund is the successor to the Predecessor Total Return Fund pursuant to a reorganization that took place on February 28, 2014. The performance information provided for the periods from prior to February 28, 2014 is historical information for the Predecessor Total Return Fund. The Predecessor Total Return Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the S&P 500 Index (a broad measure of market performance) and the DJIA. For additional information on these indices, please see “Index Descriptions” on page 36 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).  [Performance information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 15.11% for the quarter ended September 30, 2009 and the lowest quarterly return was -18.41% for the quarter ended December 31, 2008.

WWW.HENNESSYFUNDS.COM

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012)

	One	Five	Ten
	Year	Year	Year
Hennessy Total
Return Fund

Return before taxes	6.77%	1.49%	5.31%

Return after taxes
on distributions	6.55%	1.20%	5.00%

Return after taxes
on distributions and
sale of Fund shares	4.69%	1.21%	4.59%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	7.10%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses or taxes)	10.24%	2.62%	7.32%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy is primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Investment Officer, and a Director of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery has served as Co-Portfolio Manager of the Predecessor Total Return Fund since February 2011, and has been a Vice President of the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 23 of this Prospectus.

HENNESSY FUNDS                                                                                                         1-800-966-4354

HENNESSY BALANCED FUND

Investment Objective

The Hennessy Balanced Fund seeks a combination of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  [Annual fund operating expenses will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses1		0.80%
Shareholder Servicing	0.10%
All Remaining Other Expenses	0.70%
Total Annual Fund Operating Expenses		1.55%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:  [Cost information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

One Year	Three Years	Five Years	Ten Years
$158	$490	$845	$1,845

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the fiscal year ended October 31, 2012, the predecessor to the Fund, the Hennessy Balanced Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Balanced Fund”), had a portfolio turnover rate of 17% of the average value of its portfolio.  [The portfolio turnover information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Principal Investment Strategy

The Fund invests approximately 50% of its assets in roughly equal dollar amounts in the ten highest dividend-yielding Dow Jones Industrial Average (“DJIA”)* stocks (known as the “Dogs of the Dow”), but limits exposure to market risk and volatility by investing approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. When the Fund purchases stock, it will also purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

The Fund holds its stock investments for one year. This includes stocks that are no longer one of the ten highest yielding

*
The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

WWW.HENNESSYFUNDS.COM

stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the Fund’s portfolio will consist of approximately 50% U.S. Treasury securities and approximately 50% of the ten highest yielding stocks in the DJIA in approximately equal dollar amounts.

Principal Risks

Although approximately 50% of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the fund’s performance.

Performance Information

The Fund is the successor to the Predecessor Balanced Fund pursuant to a reorganization that took place on February 28, 2014. The performance information provided for the periods from prior to February 28, 2014 is historical information for the Predecessor Balanced Fund. The Predecessor Balanced Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the S&P 500 Index and the DJIA.  For additional information on these indices, please see “Index Descriptions” on page 36 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).  [Performance information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 14.05% for the quarter ended September 30, 2009 and the lowest quarterly return was -12.52% for the quarter ended December 31, 2008.

HENNESSY FUNDS                                                                                                         1-800-966-4354

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012)

	One	Five	Ten
	Year	Year	Year
Hennessy Balanced Fund

Return before taxes	3.73%	1.68%	3.62%

Return after taxes
on distributions	3.67%	1.54%	3.25%

Return after taxes
on distributions and
sale of Fund shares	2.50%	1.41%	3.04%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	7.10%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses or taxes)	10.24%	2.62%	7.32%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Investment Officer, and a Director of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery has served as Co-Portfolio Manager of the Predecessor Balanced Fund since February 2011, and has been a Vice President of the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 23 of this Prospectus.

WWW.HENNESSYFUNDS.COM

HENNESSY JAPAN FUND

Investment Objective

The Hennessy Japan Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  [Annual fund operating expenses will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

SHAREHOLDER FEES
(fees paid directly from your investment)
		Investor		Institutional
Sales charge (load)		None		None
Redemption fee		None		None
Exchange fee		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%		1.00%
Distribution and Service (12b-1) Fees		None		None
Other Expenses1		1.04%		0.86%
Shareholder Servicing Fee	0.10%		None
All Remaining
Other Expenses	0.94%		0.86%
Total Annual Fund
Operating Expenses		2.04%		1.86%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:  [Cost information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

	One Year	Three Years	Five Years	Ten Years
Investor	$207	$640	$1,098	$2,369
Institutional	$189	$585	$1,006	$2,180

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the fiscal year ended October 31, 2012, the predecessor to the Fund, the Hennessy Japan Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Fund”), had a portfolio turnover rate of 2% of the average value of its portfolio.  [The portfolio turnover information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Principal Investment Strategy

The Fund normally invests at least 80% of its net assets in equity securities of Japanese companies.  The Fund’s equity investments may include common stocks (including stocks purchased in initial public offerings (IPOs)), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund’s investments also may include investments in Japan real estate investment trusts or funds (so-called “J-REITs”) and Japan pooled investment vehicles.  The Fund invests in companies regardless of market capitalization.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund’s portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or believe that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Active Management Risk:  The Fund is actively managed and its performance, therefore, will reflect in part the ability of the Fund’s portfolio managers to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Small and Medium Sized Companies Risk:  The Fund may invest in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk:  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.  While investments in all foreign countries are subject to these types of risks, the Fund’s concentration in Japanese securities could cause the Fund’s performance to be more volatile than that of more geographically diversified funds.

IPO Risk:  The prices of securities purchased in initial public offerings (IPOs) can be very volatile.  The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the Fund’s performance.  As the Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.  IPO securities will typically be sold when the Fund’s portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that IPOs that are consistent with the Fund’s portfolio managers’ intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk:  In addition to the currency and political risks associated with foreign securities (see above), the Fund’s investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar.  The Fund may, but is not obliged to, engage in currency hedging transactions.  Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another (typically the U.S. dollar vs. another currency).  Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk: Investing in other pooled investment vehicles, including so-called “exchanged-traded funds,” which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle’s manager (rather than the Fund’s portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

Performance Information

The Fund is the successor to the Predecessor Japan Fund pursuant to a reorganization that took place on February 28, 2014. The performance information provided for the periods from prior to February 28, 2014 is historical information for the Predecessor Japan Fund. The Predecessor Japan Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the Tokyo Stock Price Index (TOPIX) and the Russell/Nomura Total Market Index. For additional information on these indices, please see “Index Descriptions” on page 36 of this Prospectus.  The Fund’s past

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performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).  [Performance information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

HENNESSY JAPAN FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 25.14% for the quarter ended March 31, 2004 and the lowest quarterly return was -18.79% for the quarter ended September 30, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012)
			Since
	One	Five	Inception
	Year	Year	(10/31/03)
Hennessy Japan
Fund - Investor

Returns before taxes	11.61%	1.46%	6.07%

Returns after taxes
on distributions	11.75%	1.53%	5.77%

Returns after taxes on
distributions and sale
of fund shares	7.71%	1.33%	5.17%

Hennessy Japan
Fund - Institutional
Returns before taxes	11.94%	1.63%	6.24%

TOPIX
(reflects no deduction for
fees, expenses or taxes)	7.84%	(3.38)%	2.08%

Russell/Nomura
Total Market Index
(reflects no deduction for
fees, expenses or taxes)	8.05%	(3.24)%	5.38%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

The Portfolio Managers of the Fund are Masakazu Takeda, who has been a portfolio manager of the Predecessor Japan Fund since November 2006, and Yu Shimizu, who has been a portfolio manager of the Predecessor Japan Fund since January 2012.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 23 of this Prospectus.

HENNESSY FUNDS                                                                                                         1-800-966-4354

HENNESSY JAPAN SMALL CAP FUND

Investment Objective

The Hennessy Japan Small Cap Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  [Annual fund operating expenses will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.20%
Distribution and Service (12b-1) Fees		None
Other Expenses		1.14%1
Shareholder Servicing Fee	0.10%
All remaining Other Expenses	1.04%
Total Annual Fund Operating Expenses		2.34%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:  [Cost information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

One Year	Three Years	Five Years	Ten Years
$237	$730	$1,250	$2,676

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the fiscal year ended October 31, 2012, the predecessor to the Fund, the Hennessy Japan Small Cap Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Small Cap Fund”), had a portfolio turnover rate of 49% of the average value of its portfolio.  [The portfolio turnover information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Principal Investment Strategy

The Fund normally invests at least 80% of its net assets in equity securities of smaller Japanese companies, generally defined as those companies with market capitalizations in the bottom 15% of all Japanese companies.  As of December 31, 2012, the bottom 15% of Japanese companies had market capitalizations under approximately 93.1 billion Japanese yen, or the equivalent of $1.09 billion.  This market capitalization range will vary due to market conditions  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations.  The Fund’s investments may include common stocks (including stocks purchased in IPOs), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds.  The Fund’s investments also may include investments in Japan real estate investment trusts or funds (so-called “J-REITs”) and Japan pooled investment vehicles.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

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The Fund’s portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or believe that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Active Management Risk:  The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund’s portfolio managers to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Small and Medium Sized Companies Risk:  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk:  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.  While investments in all foreign countries are subject to these types of risks, the Fund’s concentration in Japanese securities could cause the Fund’s performance to be more volatile than that of more geographically diversified funds.

IPO Risk:  The prices of securities purchased in initial public offerings (IPOs) can be very volatile.  The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the Fund’s performance.  As the Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.  IPO securities will typically be sold when the Fund’s portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that IPOs that are consistent with the Fund’s portfolio managers’ intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk:  In addition to the currency and political risks associated with foreign securities (see above), the Fund’s investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar.  The Fund may, but is not obliged to, engage in currency hedging transactions.  Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another (typically the U.S. dollar vs. another currency).  Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk:  Investing in other pooled investment vehicles, including so-called “exchanged-traded funds,” which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles.  In addition, the value of the investment is dependent on the management skills of the investment vehicle’s manager (rather than the Fund’s portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

Performance Information

The Fund is the successor to the Predecessor Japan Small Cap Fund pursuant to a reorganization that took place on February 28, 2014. The performance information provided for the periods from prior to February 28, 2014 is historical information for the Predecessor Japan Small Cap Fund. The Predecessor Japan Small Cap Fund was managed by the same investment adviser as the

HENNESSY FUNDS                                                                                                         1-800-966-4354

Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the Tokyo Stock Price Index (TOPIX) and the Russell/Nomura Small Cap Index. For additional information on these indices, please see “Index Descriptions” on page 36 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).  [Performance information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 33.58% for the quarter ended June 30, 2009 and the lowest quarterly return was -19.87% for the quarter ended September 30, 2008.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012)

			Since
	One	Five	Inception
	Year	Year	(8/31/07)
Hennessy Japan
Small Cap Fund

Returns before taxes	12.76%	3.46%	3.79%

Returns after taxes
on distributions	9.20%	2.71%	3.04%

Returns after taxes on
distributions and sale
of fund shares	12.81%	2.99%	3.25%

TOPIX
(reflects no deduction for
fees, expenses or taxes)	7.84%	(3.38)%	(4.14)%

Russell/Nomura
Small Cap Index
(reflects no deduction for
fees, expenses or taxes)	6.37%	1.77%	0.26%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

The Portfolio Managers of the Fund are Tadahiro Fujimura, who has been a portfolio manager of the Predecessor Japan Small Cap Fund since its inception, and Hidehiro Moriya, who has been a portfolio manager of the Predecessor Japan Small Cap Fund since June 2012.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 23 of this Prospectus.

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IMPORTANT ADDITIONAL FUND INFORMATION

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in the Funds or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from the Funds or the Funds’ investment manager.

To purchase shares of the Funds, you may contact your broker-dealer or other financial intermediary. To purchase shares directly with Hennessy Funds, or for assistance with completing your application, you should call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time.  You may buy shares of the Funds each day the New York Stock Exchange (NYSE) is open.

The minimum initial investment in Investor Class shares of a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of a Fund is $250,000.  For corporate sponsored retirement plans, there is no minimum initial investment.  There is no subsequent minimum investment requirement for the Funds.  A $100 minimum exists for each additional investment made through the Automatic Investment Plan for each Fund.  The Funds may waive the minimum investment requirements from time to time.  Investors purchasing the Funds through financial intermediaries’ asset based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Funds, absorbs the increased costs of small purchases.

You may redeem shares of the Funds each day the NYSE is open.  You may redeem Fund shares by mail (Hennessy Funds, c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by calling the Transfer Agent for the Funds at 1-800-261-6950 or 1-414-765-4124 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time.  Investors who wish to redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Funds may be placed.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

HENNESSY FUNDS                                                                                                         1-800-966-4354

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures respecting disclosure of their portfolio holdings.

If a Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the other fund pursuant to the acquisition (“acquired portfolio securities”) unless this violates the investment limitations of the Fund.  The Fund may sell acquired portfolio securities, in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations applicable to the Fund or to meet redemption requests.

The following statements apply to the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Value Fund:

•	Each Fund will only purchase stocks that have historical trading volume sufficient to allow for purchase of the required number of shares without materially affecting the share price.
•
Each Fund selects stocks from the universe of stocks in the Capital IQ Database (formerly known as the Standard & Poor’s Compustat® Database). The Capital IQ Database is a robust and comprehensive source of data on publicly traded companies, consisting of domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.1

•	Utilizing their Strategies and Formulas, the Funds offer a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each

1
Although Capital IQ, Inc. (“CIQ”) obtains information for inclusion in, or for use in, the Capital IQ Database from sources that it considers reliable, CIQ does not guarantee the accuracy or completeness of the information contained in the Capital IQ Database.  CIQ makes no warranty, express or implied, as to the results to be obtained by the Funds and the advisability of investing in the Funds, or any other persons or entity from the use of the Capital IQ Database. S&P Capital IQ makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Capital IQ Database. “Standard & Poor’s”, “S&P”, and “Capital IQ” are trademarks of The McGraw-Hill Companies, Inc. The Funds are not sponsored, endorsed, sold or promoted by CIQ or any of its affiliates or parent companies.

year that rejects the idea of market timing. The Fund’s investment manager, Hennessy Advisors, Inc. (the “Manager”), expects stocks held in each Fund’s portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy or the stock market generally. However, in the event that earnings or other information that formed the basis for selecting a stock are restated, and the resulting data would have precluded the stock from being selected for the portfolio, the Manager reserves the right to replace that stock with another stock meeting the criteria of the Fund’s Strategy or Formula. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in each Fund’s portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

•
Over the course of the year, when each Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested in the stocks selected for each Fund using its Strategy or Formula as of the most recent rebalancing of the portfolio. This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow, each Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the criteria of the Fund’s Strategy or Formula.

In the event of extreme market volatility, the Manager reserves the right to forego the use of positive three-month and/or six-month positive price appreciation criteria in selecting stocks for the portfolios of the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Mid Cap 30 Fund.

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The following statements apply to both the Hennessy Total Return Fund and Hennessy Balanced Fund:

•
In an effort to minimize transaction costs, each Fund may accumulate funds and make purchases in larger blocks to avoid odd lot transactions. However, neither Fund will take a temporary defensive position. Each Fund invests accumulated funds in money market instruments (such as U.S. Treasury securities, commercial paper, commercial paper master notes or repurchase agreements) or money market mutual funds.

•
When funding redemption requests, each Fund will first utilize any accumulated funds described above. If it is necessary for the Fund to sell portfolio securities to meet redemption requests, it will endeavor to maintain its asset allocation strategy. Again, each Fund may vary the percentage of each issue of common stock sold to avoid odd lot transactions thereby reducing total transaction costs.

HISTORICAL PERFORMANCE
of The Hennessy Funds’ Formulas

The Hennessy Cornerstone Mid Cap 30 Fund is the successor to the Hennessy Cornerstone Mid Cap 30 Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Mid Cap 30 Fund”), pursuant to a reorganization that took place on February 28, 2014. The performance information provided for the periods from prior to February 28, 2014 is historical information for the Predecessor Mid Cap 30 Fund. The Predecessor Mid Cap 30 Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

Because the Hennessy Cornerstone Mid Cap 30 Fund does not yet have ten years of actual performance, we have included the following charts and table that compare the total return of the Fund’s Formula with the returns of its benchmark index as well as with returns of the S&P 500 Index for each of the last ten years. The performance shown is that of a hypothetical portfolio managed in accordance with the dictates of the Fund’s strategy for the historical periods indicated and the actual performance of the Investor Class shares of the Fund since its inception. For the historical periods, the Formula employed by the Fund assumes a December 31 rebalance date.

The hypothetical returns have been developed and tested by the Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by the Manager or from statistical services, reports or other sources which the Manager believes are reliable.

Actual performance of the Fund may differ from the performance of the hypothetical portfolio for the following reasons: the Fund may not be fully invested at all times; not all stocks in the Fund’s portfolio may be weighted equally at all times due to appreciation or depreciation in a stock’s value; purchases and sales of stocks for the Fund’s portfolio are likely to occur between annual rebalancing dates due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; the actual rebalancing dates vary slightly from year to year; in managing the Funds, the Manager may make limited modifications to the Formula as necessary to comply with federal tax laws; and the returns of the portfolio do not reflect the fees, commission costs or expenses borne by the Fund. The performance of the hypothetical portfolio would have been lower if the fees, commission costs and expenses had been deducted. The actual performance shown (since inception) is net of fees and expenses.

For the hypothetical portfolio, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Manager’s decision-making under actual circumstances. However, except as described above, the Manager can presently foresee no circumstance that would cause deviation from the Formula in managing the Fund. The returns set forth below reflect reinvestment of dividends and other earnings. All returns shown reflect reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate, which, if earned each year in a multiple year period, would produce the cumulative rate of return over that period.  [Performance information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

HENNESSY FUNDS                                                                                                         1-800-966-4354

HENNESSY CORNERSTONE MID CAP 30 FUND1 – INVESTOR CLASS SHARES

	2003**	2004*	2005*	2006*	2007*	2008*	2009*	2010*	2011*	2012*	Total
Mid Cap 30 Fund	26.17%	14.10%	32.74%	11.91%	6.69%	-33.10%	24.67%	27.26%	4.05%	14.10%	128.59%
S&P 400 Midcap Index	35.62%	16.48%	12.56%	10.32%	7.98%	-36.23%	37.38%	26.64%	-1.73%	17.88%	126.90%
S&P 500	28.68%	10.88%	4.91%	15.80%	5.49%	-37.00%	26.46%	15.06%	2.11%	16.00%	88.39%

Standard Deviation measures an investment’s volatility or “risk.” The greater the standard deviation, the more variable the rate of return.

1	The hypothetical performance assumes a December 31 rebalance date.
*	Actual returns of Fund, net of fees and expenses.
**	For the period January 1, 2003 through September 16, 2003, returns are hypothetical. For the period September 17, 2003 through December 31, 2003, returns are based on actual Fund performance.

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MANAGEMENT OF THE FUNDS

Investment Manager

Hennessy Advisors, Inc. is the investment manager of each of the Hennessy Funds. The Manager’s address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.

The Manager has been providing investment advisory services since 1989. The Manager furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  As of January 31, 2013, the Manager managed approximately $3.2 billion of net assets on behalf of the Hennessy Funds.  [This information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Management Fees

For its services, each Fund pays the Manager a monthly management fee based upon its average daily net assets. For the most recent fiscal year, the Funds paid the Manager the following advisory fees (these advisory fees remain current as of the date of this Prospectus):

FUND	ADVISORY FEE
Hennessy Cornerstone Growth Fund	0.74%
Hennessy Cornerstone Mid Cap 30 Fund	0.74%
Hennessy Cornerstone Value Fund	0.74%
Hennessy Total Return Fund	0.60%
Hennessy Balanced Fund	0.60%
Hennessy Japan Fund	1.00%
Hennessy Japan Small Cap Fund	1.20%

The Manager has contractually agreed to insure that net expenses (excluding certain expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Value Fund.

Portfolio Managers Employed by Investment Manager

Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.

Neil J. Hennessy serves as Portfolio Manager to the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, and the Hennessy Balanced Fund. Mr. Hennessy has been the President, Chief Investment Officer, and a Director of the Manager, a registered investment advisor, since its organization in 1989.

Brian E. Peery is Vice President, Co-Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund and the Hennessy Balanced Fund, and has been employed by the Manager since 2002.

Sub-Advisor

The Manager has delegated the day-to-day management of the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund to SPARX Asset Management Co., Ltd. (“SPARX”).

SPARX is a wholly-owned subsidiary of SPARX Group Co., Ltd., a publicly-listed company traded on JASDAQ.  Shuhei Abe founded SPARX Group in 1989, and is SPARX Group’s Chief Investment Officer. In this capacity he is responsible for setting policy on general market trends, the investment research process, and the overall investment direction of SPARX’s Japan-focused asset management.  SPARX is registered with the Securities and Exchange Commission as an investment adviser.  In addition, SPARX Asset Management Co., Ltd. also is registered with the Japanese authority to conduct the investment management business, the investment advisory and agency business, the first financial instruments business and the second financial instruments business.

SPARX maintains offices at Tennoz First Tower 16F, 2-2-4 Higashi Shinagawn, Shinagawa-ku, Tokyo 140-0002, Japan.

Portfolio Managers Employed by the Sub-Advisor

HENNESSY JAPAN AND JAPAN SMALL CAP FUNDS – SPARX ASSET MANAGEMENT CO., LTD.
The Hennessy Japan Fund and the Hennessy Japan Small Cap Fund are co-managed by some of the largest and most experienced Asia-based asset management specialists. The Hennessy Japan Fund’s Co-Portfolio Managers are Masakazu Takeda and Yu Shimizu. The Hennessy Japan Small Cap Fund’s Co-Portfolio Managers are Tadahiro Fujimura and Hidehiro Moriya.

Management of the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the Co-Portfolio Managers.  Additional information

HENNESSY FUNDS                                                                                                         1-800-966-4354

regarding the Co-Portfolio Managers’ compensation, other accounts managed by such Co-Portfolio Managers and their ownership of shares of the Predecessor Japan Fund and the Predecessor Japan Small Cap Fund, as applicable, is available in the SAI.

The reference below to the title “CMA” designates that individual as a Chartered Member of the Security Analysts Association of Japan.

Masakazu Takeda, CMA, has been a Co-Portfolio Manager of the Predecessor Japan Fund since November 2006, and has primary responsibility for the day-to-day management of the Fund’s portfolio. He has been an analyst and fund manager with SPARX since 1999. Prior to joining SPARX, Masa was employed by the Long Term Credit Bank of Japan (currently Shinsei Bank) and LTCB Warburg (now UBS Securities).

Yu Shimizu, CMA, has been a Co-Portfolio Manager of the Predecessor Japan Fund since January 2012.  He joined SPARX in 2005.  Prior to joining SPARX, Yu worked as an analyst at UFJ Partners Asset Management Co., Ltd. (currently, Mitsubishi UFJ Asset Management Co., Ltd.) and as an analyst at Yasuda Capital Management Co., Ltd. (currently, Yasuda Asset Management Co., Ltd.).

Tadahiro Fujimura, CFA and CMA, has been a Co-Portfolio Manager of the Predecessor Japan Small Cap Fund since its inception, and has primary responsibility for the day-to-day management of the Fund’s portfolio. He acts as head of the Investment & Research Division at SPARX and is responsible for overseeing Japanese Mid and Small Cap Strategies. Prior to joining SPARX, Tad was chief portfolio manager of the small cap investment team at Nikko Investment Trust & Management (currently Nikko Asset Management).

Hidehiro Moriya has been a Co-Portfolio Manager of the Predecessor Japan Small Cap Fund since June 2012. He joined SPARX in May 2006, as a research analyst. Prior to joining SPARX, he worked in the investment banking division of Morgan Stanley Japan Limited, where he handled large equity offerings and mergers and acquisitions.

Sub-Advisory Fee

For the most recent fiscal year, the Manager (not the Funds) paid a sub-advisory fee, based upon the daily net assets of the applicable Fund, at the rate of 0.35% for the Predecessor Japan Fund and 0.20% for the Predecessor Japan Small Cap Fund.  The Manager pays sub-advisory fees from its own assets, and these fees are not an additional expense of the Funds.

Additional Manager and Sub-Advisor Information

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements with the Manager and the sub-advisory agreements with SPARX will be available in the annual report of the Hennessy Funds to shareholders for the period ended October 31, 2013.

The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds that they manage.

Distribution Fees

Each of the Hennessy Total Return Fund and the Hennessy Balanced Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act.  These Rule 12b-1 Plans allow these two Funds to use up to 0.25% of their average daily net assets to pay sales, distribution and other fees for the sale of their shares and for services provided to investors.  Currently, the Board of Trustees has approved the payment of up to 0.15% of each of these Fund’s average daily net assets as a Rule 12b-1 fee.

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Agreement

Each of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund has entered into a Shareholder Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to the Funds consisting of:

•	maintaining an “800” number that current shareholders may call to ask questions about the Funds or their accounts with the Funds;
•	assisting shareholders in processing exchange and redemption requests;
•	assisting shareholders in changing dividend options, account designations and addresses;
•	responding generally to questions of shareholders; and
•	providing such other similar services as the Funds may request.

For such services, each Fund pays an annual service fee to the Manager equal to 0.10% of its average daily net assets. Investor Class shares are subject to this servicing fee, while Institutional Class shares are not subject to this servicing fee.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). This is calculated by dividing a Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of a Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost.

If market quotations are not available, a Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Each Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will

FOR QUESTIONS PLEASE CALL

The Hennessy Funds
1-800-966-4354 or
1-415-899-1555
10 A.M. - 7 P.M. ET, M-Th; 5 P.M. F
7 A.M. - 4 P.M. PT, M-Th; 2 P.M. F

US Bank, Transfer Agent for the Funds
1-800-261-6950 or
1-414-765-4124
9 A.M. - 8 P.M. ET, M-F
6 A.M. - 5 P.M. PT, M-F

process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Funds’ corporate address, instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received in the offices of the Transfer Agent.

Classes of Shares

The following Funds offer Institutional Class shares:

Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Value Fund
Hennessy Japan Fund

Institutional Class shares are available only to shareholders who invest directly in a Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from a Fund or the Manager. There is also a higher minimum initial investment requirement for Institutional Class shares, as described below. If you qualify as a purchaser of Institutional Class shares, but your account is invested in Investor Class shares, you may convert your Investor Class shares to Institutional Class shares based on the relative net asset values of the two Classes on the conversion date.

Account Minimum Investments –
Investor Class

The minimum initial investment in Investor Class shares is $2,500 for regular accounts and $250 for Individual Retirement Accounts (“IRA”). For corporate sponsored retirement plans, there is no minimum initial investment. There is no subsequent minimum investment requirement for the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for a Fund. Each Fund may waive the minimum investment requirements from time to time.

Investors purchasing a Fund through financial intermediaries’ asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Account Minimum Investments –
Institutional Class

The minimum initial investment in Institutional Class shares of a Fund is $250,000. There is no subsequent minimum investment requirement for the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan.

Each Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Market Timing Policy

Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of a Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

Each Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund.  In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds.  If frequent trading or market timing is detected, a Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges

Each Fund offers the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

How To Purchase Shares

Shares of the Funds have not been registered for sale outside of the United States. The Funds do not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Funds only if they have a social security number and a physical address (not a P.O. box) within the United States.  The only exception is for United States military with an APO or FPO address.

You may purchase shares of the Funds by check, wire or Automated Clearing House (ACH) network. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. In addition, the Funds cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares. The Funds reserve the right to reject any purchase in whole or in part.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

WWW.HENNESSYFUNDS.COM

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:
For regular mail delivery:For overnight delivery:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day’s pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

All wires should specify the name of the Fund and Class of shares, the name(s) in which the account is registered, the account number and the amount being wired. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to a Fund.

To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

Hennessy Funds
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

CAN I PURCHASE SHARES THROUGH

BROKER-DEALERS?

You may buy, sell and exchange shares of a Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker’s (or its agent’s) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the applicable Fund’s prospectus.

If you decide to purchase shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.

To inquire about an agreement, broker-dealers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE
You may purchase additional shares of a Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date. If an account has more than one owner or authorized person, the

HENNESSY FUNDS                                                                                                         1-800-966-4354

Fund will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan

For your convenience, each Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s Fund account on a systematic schedule (e.g., monthly, quarterly, semi-annually and annually) that the shareholder selects. After your initial investment in a Fund, you may authorize the Fund to withdraw amounts of $100 or more.

If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. A Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

Retirement Plans

You may invest in the Funds under the following retirement plans:

•Coverdell Education Savings Account
•Traditional IRA
•Roth IRA
•SEP-IRA for sole proprietors, partnerships and corporations
•SIMPLE-IRA

The Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in a Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

How To Sell Shares

You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly through the Funds or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day.  Requests received after that time will be processed as of the close of business on the next business day.  Redemption requests for an individual retirement account (“IRA”), Coverdell Education Plan or other retirement or qualified plan must be made in writing and cannot be made via telephone.

HOW DO I SELL SHARES BY MAIL?

You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in “good order,” a Fund will redeem your shares at the next NAV. To be in “good order,” redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Investor Class or Institutional Class shares of the Fund or the dollar value of Investor Class or Institutional Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application.  If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%).  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding.  To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section “When are signature guarantees required?”

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone in-

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structions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Redemption proceeds will be sent by check to the address of record unless you elected to have proceeds transferred to the bank account designated on your Account Application.

Before acting on instructions received by telephone, a Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If a Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. A Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. A Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect a Fund and its shareholders, a signature guarantee is required in the following situations:

•	The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;
•	The redemption proceeds are to be payable or sent to any person, address or bank account not on record;
•	IRA transfer;
•	Account ownership is being changed; and
•	The redemption request is over $100,000 (Investor Class shares only).

In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.

A Fund reserves the right, at its sole discretion, to waive the signature guarantee requirement for a specific redemption request.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, a Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first. In addition, a Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.

HENNESSY FUNDS                                                                                                         1-800-966-4354

A Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY INVESTOR CLASS ACCOUNT BE INVOLUNTARILY REDEEMED?

A Fund may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

CAN MY INSTITUTIONAL CLASS ACCOUNT BE INVOLUNTARILY CONVERTED?

If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 days to make additional investments so that your account balance is $250,000 or more. If you do not, a Fund may convert your Institutional Class shares into Investor Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Investor Class shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.

How To Exchange Shares

You may exchange shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that Fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind the minimum investment of $2,500 ($250 for IRA’s) for Investor Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.

You may also exchange shares of any Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds, the Manager or the sub-advisors. The exchange privilege does not constitute an offering or recommendation on the part of the Funds, the Manager or the sub-advisors of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account for regular (non-IRA) accounts. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

Each Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses.  Each Fund reserves the right to reject any exchange order.  Each Fund may modify or terminate the exchange privilege upon written notice to shareholders.  Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders.  Such temporary suspension can be without prior notification to shareholders.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other Fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification

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procedures, which are listed above under “How Do I Sell Shares by Telephone?”.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

Systematic Cash Withdrawal Program

As another convenience, you may redeem your Investor Class shares of each Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares. If you elect this method of redemption, a Fund will send you a check, or you may have the proceeds sent directly to your designated bank account via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. You may choose to receive monthly, quarterly or annual payments. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by a Fund. You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent at least five days prior to the next payment.

A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Dividends and Distributions

Capital Gains.  Each of the Funds distributes substantially all of its net capital gains, if any, once annually, usually in November or December.

Dividends.  The following Funds declare and pay dividends, if any, once annually:

Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Value Fund
Hennessy Japan Fund
Hennessy Japan Small Cap Fund

The following Funds declare and pay dividends quarterly:

Hennessy Total Return Fund
Hennessy Balanced Fund

The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code.

You have four distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•	Split Cash Reinvest Options:

	o	Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares; or

	o	Your dividends will be reinvested in additional Fund shares and your capital gains distributions will be paid in cash.

•	All Cash Option – Both dividends and capital gains distributions will be paid in cash.

If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at the current NAV of the Fund, and to reinvest all subsequent distributions.

You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124. Any changes should be submitted at least five days prior to the record date of the distribution.

Tax Information

Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  You may choose a method other than the Fund’s standing method at the time of your purchase or upon the sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to

HENNESSY FUNDS                                                                                                         1-800-966-4354

a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

Index Descriptions

The Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 10% of the Russell 3000’s total market capitalization.

The Russell 1000 Value Index is a widely recognized, unmanaged index of large-cap value stocks.

The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

The Dow Jones Industrial Average is a capitalization-weighted index of 30 stocks that is commonly used to measure the performance of U.S. stocks.

The S&P Midcap 400 Index is a widely recognized, unmanaged index of mid-cap stocks.

The Tokyo Stock Price Index (TOPIX) is an unmanaged, capitalization weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange.

The Russell/Nomura Total Market Index contains the top 98% of all stocks listed on Japan’s stock exchanges and registered on Japan’s OTC market, in terms of market capitalization.

The Russell/Nomura Small Cap Index contains the bottom 15% of the Russell/Nomura Total Market Index, which contains the top 98% of all stocks listed on Japan's stock exchange and registered on Japan’s OTC market, in terms of market capitalization.

Householding

To help keep each Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery

The Hennessy Funds offer shareholders the option to receive account statements, prospectuses, tax forms and reports online. To sign up for eDelivery, please visit www.hennessyfunds.com.  You may change your delivery preference at any time by visiting our website or contacting the Funds at 1-800-261-6950.

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FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the financial performance of the shares of the Predecessor Growth Fund, the Predecessor Mid Cap 30 Fund, the Predecessor Value Fund, the Predecessor Total Return Fund, the Predecessor Balanced Fund, the Predecessor Japan Fund and the Predecessor Japan Small Cap Fund (each, a “Predecessor Fund” and, collectively, the “Predecessor Funds”) for the periods shown below. Certain information reflects financial results for a single Predecessor Fund share. The “Total Return” figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm (except that the information related to the Predecessor Japan Fund and the Predecessor Japan Small Cap Fund for periods prior to October 31, 2009, was audited by a different public accounting firm), whose report, along with the Predecessor Funds’ audited financial statements, are included in the current annual report of the Predecessor Funds, which is available upon request.  The Predecessor Funds’ unaudited financial statements for the six months ended April 30, 2013 are included in the Predecessor Funds’ semi-annual report, which is available upon request.  All unaudited interim financial statements reflect all adjustments that are, in the opinion of the Predecessor Funds’ management, necessary to a fair statement of the results for the interim periods presented.  In addition, all such adjustments are of a normal recurring nature.

On September 17, 2009, Hennessy Advisors, Inc. became the investment manager to the Predecessor Japan Fund and the Predecessor Japan Small Cap Fund. Such Predecessor Funds’ investment objectives, principal investment strategies and sub-advisor have remained the same under Hennessy Advisors, Inc.  [Financial information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Cornerstone Growth Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31
	2012	2011	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$9.97	$10.28	$8.81	$8.80	$19.41

Income from investment operations:
Net investment loss	(0.07)	(0.08)	(0.10)	(0.04)	(0.05)
Net realized and unrealized gains (losses) on securities	2.48	(0.23)	1.57	0.05	(8.32)
Total from investment operations	2.41	(0.31)	1.47	0.01	(8.37)

Less Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	(2.24)
Total distributions	—	—	—	—	(2.24)
Net asset value, end of period	$12.38	$9.97	$10.28	$8.81	$8.80

TOTAL RETURN	24.17%	(3.02)%	16.69%	0.11%	(48.00)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$265.60	$184.40	$207.11	$228.96	$312.50
Ratio of expenses to average net assets	1.34%	1.33%	1.34%	1.36%	1.25%
Ratio of net investment loss to average net assets	(0.66)%	(0.78)%	(0.89)%	(0.42)%	(0.29)%
Portfolio turnover rate(1)	90%	106%	103%	108%	103%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

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Financial Highlights
Hennessy Cornerstone Growth Fund

For an Institutional Class share outstanding throughout each period

					Period Ended
	Year Ended October 31,				October 31,
	2012	2011	2010	2009	2008(1)
PER SHARE DATA:
Net asset value, beginning of period	$10.09	$10.37	$8.86	$8.82	$13.29

Income from investment operations:
Net investment income (loss)	(0.04)	(0.05)	(0.07)	—	0.01
Net realized and unrealized gains (losses) on securities	2.52	(0.23)	1.58	0.04	(4.48)
Total from investment operations	2.48	(0.28)	1.51	0.04	(4.47)

Less Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of period	$12.57	$10.09	$10.37	$8.86	$8.82

TOTAL RETURN	24.58%	(2.70)%	17.04%	0.45%	(34.13	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$37.11	$2.53	$3.12	$4.68	$5.09
Ratio of expenses to average net assets:
Before expense reimbursement	1.11%	1.09%	1.09%	1.11%	1.12	%(3)
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.38)%	(0.55)%	(0.64)%	(0.17)%	0.15	%(3)
After expense reimbursement	(0.51)%	(0.44)%	(0.53)%	(0.04)%	0.29	%(3)
Portfolio turnover rate(4)	90%	106%	103%	108%	103	%(2)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Cornerstone Mid Cap 30 Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$12.15	$11.18	$8.73	$8.02	$13.67

Income from investment operations:
Net investment income (loss)	0.08	(0.09)	(0.03)	(0.02)	(0.06)
Net realized and unrealized gains (losses) on investments	1.83	1.06	2.48	0.73	(3.57)
Total from investment operations	1.91	0.97	2.45	0.71	(3.63)

Less Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	(2.02)
Total distributions	—	—	—	—	(2.02)
Net asset value, end of period	$14.06	$12.15	$11.18	$8.73	$8.02

TOTAL RETURN	15.72%	8.68%	28.06%	8.85%	(30.81)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$145.85	$146.23	$123.20	$128.36	$167.32
Ratio of expenses to average net assets	1.37%	1.36%	1.39%	1.39%	1.27%
Ratio of net investment income (loss) to average net assets	0.59%	(0.79)%	(0.26)%	(0.20)%	(0.62)%
Portfolio turnover rate(1)	25%	107%	87%	90%	123%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

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Financial Highlights
Hennessy Cornerstone Mid Cap 30 Fund

For an Institutional Class share outstanding throughout each period

					Period Ended
	Year Ended October 31,				October 31,
	2012	2011	2010	2009	2008(1)
PER SHARE DATA:
Net asset value, beginning of period	$12.32	$11.29	$8.78	$8.04	$11.15

Income from investment operations:
Net investment income (loss)	0.09	(0.05)	0.02	0.02	(0.02)
Net realized and unrealized gains (losses) on investments	1.90	1.08	2.49	0.72	(3.09)
Total from investment operations	1.99	1.03	2.51	0.74	(3.11)

Less Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of period	$14.31	$12.32	$11.29	$8.78	$8.04

TOTAL RETURN	16.15%	9.12%	28.59%	9.20%	(27.89	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$41.62	$24.06	$21.38	$27.44	$26.78
Ratio of expenses to average net assets:
Before expense reimbursement	1.16%	1.14%	1.16%	1.15%	1.13	%(3)
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.90%	(0.41)%	(0.03)%	0.04%	(0.28	)%(3)
After expense reimbursement	1.08%	(0.57)%	0.15%	0.21%	(0.13	)%(3)
Portfolio turnover rate(4)	25%	107%	87%	90%	123	%(2)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Cornerstone Value Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$12.84	$12.53	$10.63	$9.05	$17.06

Income from investment operations:
Net investment income	0.37	0.45	0.29	0.24	0.55
Net realized and unrealized gains (losses) on investments	1.23	0.23	1.81	1.87	(8.15)
Total from investment operations	1.60	0.68	2.10	2.11	(7.60)

Less Distributions:
Dividends from net investment income	(0.42)	(0.37)	(0.20)	(0.53)	(0.41)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.42)	(0.37)	(0.20)	(0.53)	(0.41)
Net asset value, end of period	$14.02	$12.84	$12.53	$10.63	$9.05

TOTAL RETURN	12.79%	5.58%	19.98%	25.51%	(45.50)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$124.99	$116.41	$155.87	$145.91	$97.10
Ratio of expenses to average net assets	1.26%	1.31%	1.29%	1.27%	1.20%
Ratio of net investment income to average net assets	2.67%	2.94%	2.33%	3.19%	3.92%
Portfolio turnover rate(1)	47%	40%	91%	59%	53%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

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Financial Highlights
Hennessy Cornerstone Value Fund

For an Institutional Class share outstanding throughout each period

					Period Ended
	Year Ended October 31,				October 31,
	2012	2011	2010	2009	2008(1)
PER SHARE DATA:
Net asset value, beginning of period	$12.86	$12.54	$10.63	$9.06	$13.79

Income from investment operations:
Net investment income	0.45	0.36	0.30	0.30	0.34
Net realized and unrealized gains (losses) on investments	1.19	0.37	1.83	1.83	(5.07)
Total from investment operations	1.64	0.73	2.13	2.13	(4.73)

Less Distributions:
Dividends from net investment income	(0.46)	(0.41)	(0.22)	(0.56)	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.46)	(0.41)	(0.22)	(0.56)	—
Net asset value, end of period	$14.04	$12.86	$12.54	$10.63	$9.06

TOTAL RETURN	13.13%	6.00%	20.31%	25.87%	(34.30	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$2.53	$1.17	$1.35	$1.11	$0.87
Ratio of expenses to average net assets:
Before expense reimbursement	1.20%	1.14%	1.10%	1.13%	1.14	%(3)
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98	%(3)
Ratio of net investment income to average net assets:
Before expense reimbursement	2.72%	3.04%	2.52%	3.33%	4.94	%(3)
After expense reimbursement	2.94%	3.20%	2.64%	3.48%	5.10	%(3)
Portfolio turnover rate(4)	47%	40%	91%	59%	53	%(2)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Total Return Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$11.47	$10.57	$9.10	$9.22	$13.73

Income from investment operations:
Net investment income	0.18	0.18	0.16	0.18	0.28
Net realized and unrealized gains (losses) on securities	1.17	0.89	1.48	(0.14)	(4.49)
Total from investment operations	1.35	1.07	1.64	0.04	(4.21)

Less Distributions:
Dividends from net investment income	(0.18)	(0.17)	(0.17)	(0.16)	(0.30)
Dividends from realized capital gains	—	—	—	—	—
Total distributions	(0.18)	(0.17)	(0.17)	(0.16)	(0.30)
Net asset value, end of period	$12.64	$11.47	$10.57	$9.10	$9.22

TOTAL RETURN	11.78%	10.22%	18.09%	0.69%	(30.97)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$77.67	$64.13	$69.08	$52.38	$58.22
Gross ratio of expenses, including interest expense, to average net assets	1.37%	1.34%	1.33%	1.56%	2.36%
Ratio of interest expense to average net assets	0.08%	0.10%	0.08%	0.29%	1.16%
Net ratio of expenses, excluding interest expense, to average net assets	1.29%	1.24%	1.25%	1.27%	1.20%
Ratio of net investment income to average net assets	1.44%	1.56%	1.62%	2.12%	2.43%
Portfolio turnover rate	22%	21%	41%	41%	16%

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Financial Highlights
Hennessy Balanced Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$11.13	$10.43	$9.48	$9.11	$12.51

Income from investment operations:
Net investment income	0.04	0.05	0.05	0.10	0.25
Net realized and unrealized gains (losses) on securities	0.75	0.70	0.95	0.38	(2.80)
Total from investment operations	0.79	0.75	1.00	0.48	(2.55)

Less Distributions:
Dividends from net investment income	(0.04)	(0.05)	(0.05)	(0.11)	(0.26)
Dividends from realized capital gains	—	—	—	—	(0.59)
Total distributions	(0.04)	(0.05)	(0.05)	(0.11)	(0.85)
Net asset value, end of period	$11.88	$11.13	$10.43	$9.48	$9.11

TOTAL RETURN	7.13%	7.16%	10.53%	5.46%	(21.55)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$25.17	$18.02	$12.50	$11.47	$11.46
Ratio of net expenses to average net assets	1.54%	1.61%	1.65%	1.73%	1.56%
Ratio of net investment income to average net assets	0.34%	0.42%	0.45%	1.17%	2.31%
Portfolio turnover rate	17%	39%	57%	46%	13%

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Japan Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009(1)	2008(1)
PER SHARE DATA:
Net asset value, beginning of year	$13.99	$12.58	$11.38	$9.73	$16.24

Income from investment operations:
Net investment income (loss)	(0.02)	(0.10)	(0.04)	0.02	0.05
Net realized and unrealized gains (losses) on securities	1.43	1.51	1.25	1.66	(6.56)
Total from investment operations	1.41	1.41	1.21	1.68	(6.51)

Less Distributions:
Dividends from net investment income	—	—	(0.01)	(0.03)	—
Dividends from net realized gains	—	—	—	—	—
Return of capital	—	—	(0.01)	—	—
Total distributions	—	—	(0.02)	(0.03)	—
Redemption fees retained	—	—	0.01	— (2)	— (2)
Net asset value, end of period	$15.40	$13.99	$12.58	$11.38	$9.73

TOTAL RETURN	10.08%	11.21%	11.04%	17.36%	(40.09)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$10.38	$14.81	$20.01	$28.29	$15.86
Ratio of expenses to average net assets:
Before expense reimbursement	2.03%	1.86%	1.71%	1.75%	1.72%
After expense reimbursement	2.03%	1.86%	1.59%	1.24%	1.25%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.09)%	(0.54)%	(0.27)%	(0.34)%	(0.10)%
After expense reimbursement	(0.09)%	(0.54)%	(0.15)%	0.17%	0.37%
Portfolio turnover rate(3)	2%	166%	8%	17%	35%

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Fund.  On September 17, 2009, Hennessy Advisors, Inc., became the investment advisor to the Predecessor Japan Fund and the Predecessor Japan Fund changed its name to Hennessy Select SPARX Japan Fund.

(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

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Financial Highlights
Hennessy Japan Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009(1)	2008(1)
PER SHARE DATA:
Net asset value, beginning of period	$14.14	$12.66	$11.44	$9.78	$16.33

Income from investment operations:
Net investment income (loss)	0.02	0.03	0.01	0.03	0.05
Net realized and unrealized gains (losses) on securities	1.44	1.45	1.23	1.66	(6.60)
Total from investment operations	1.46	1.48	1.24	1.69	(6.55)

Less Distributions:
Dividends from net investment income	—	—	(0.01)	(0.03)	—
Dividends from net realized gains	—	—	—	—	—
Return of capital	—	—	(0.01)	—	—
Total distributions	—	—	(0.02)	(0.03)	—
Redemption fees retained	—	—	—	— (2)	— (2)
Net asset value, end of period	$15.60	$14.14	$12.66	$11.44	$9.78

TOTAL RETURN	10.33%	11.69%	11.07%	17.37%	(40.11)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$8.94	$9.70	$23.57	$25.55	$37.03
Ratio of expenses to average net assets:
Before expense reimbursement	1.85%	1.64%	1.45%	1.75%	1.72%
After expense reimbursement	1.85%	1.64%	1.40%	1.24%	1.25%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.13%	0.19%	0.02%	(0.34)%	(0.10)%
After expense reimbursement	0.13%	0.19%	0.07%	0.17%	0.37%
Portfolio turnover rate(3)	2%	166%	8%	17%	35%

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Fund.  On September 17, 2009, Hennessy Advisors, Inc., became the investment advisor to the Predecessor Japan Fund and the Predecessor Japan Fund changed its name to Hennessy Select SPARX Japan Fund.

(2)	Amount is less than $0.01 or $(0.01).
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Japan Small Cap Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009(1)	2008(1)
PER SHARE DATA:
Net asset value, beginning of period	$10.09	$9.23	$9.74	$6.87	$10.98

Income from investment operations:
Net investment income (loss)	(0.68)	0.06	— (2)	0.07	0.02 (3)
Net realized and unrealized gains (losses) on securities	1.17	0.80	(0.10)	2.80	(4.08)
Total from investment operations	0.49	0.86	(0.10)	2.87	(4.06)

Less Distributions:
Dividends from net investment income	(0.04)	—	(0.42)	—	(0.07)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.04)	—	(0.42)	—	(0.07)
Redemption fees retained	—	—	0.01	— (2)	0.02
Net asset value, end of period	$10.54	$10.09	$9.23	$9.74	$6.87

TOTAL RETURN	4.91%	9.32%	(0.72)%	41.78%	(37.00)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$5.11	$24.08	$15.17	$16.20	$11.74
Ratio of expenses to average net assets:
Before expense reimbursement	2.33%	2.10%	2.14%	3.10%	4.47%
After expense reimbursement	2.33%	2.10%	2.01%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.66)%	0.17%	(0.14)%	(0.86)%	(2.60)%
After expense reimbursement	(0.66)%	0.17%	(0.01)%	0.64%	0.26%
Portfolio turnover rate	49%	61%	100%	138%	55%

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Smaller Companies Fund. On September 17, 2009, Hennessy Advisors, Inc., became the investment advisor to the Predecessor Japan Small Cap Fund and the Predecessor Japan Small Cap Fund changed its name to Hennessy Select SPARX Japan Smaller Companies Fund.

(2)	Amount is less than $0.01 or $(0.01).
(3)	Calculated based on average shares outstanding.

WWW.HENNESSYFUNDS.COM

PRIVACY POLICY

We collect the following non-public personal information about you:

•
information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

and
•
information about your transactions with us, our affiliates or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

HENNESSY FUNDS                                                                                                         1-800-966-4354

FUND SYMBOLS AND CUSIPS

The Investor Class shares of the Hennessy Funds have the following fund symbols and cusips:

Fund – Investor Class	Symbol	Cusip
Hennessy Cornerstone Growth Fund	HFCGX	________
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	________
Hennessy Cornerstone Value Fund	HFCVX	________
Hennessy Total Return Fund	HDOGX	________
Hennessy Balanced Fund	HBFBX	________
Hennessy Japan Fund	HJPNX	________
Hennessy Japan Small Cap Fund	HJPSX	________

The Institutional Class shares of the Hennessy Funds have the following fund symbols and cusips:

Fund – Institutional Class	Symbol	Cusip
Hennessy Cornerstone Growth Fund	HICGX	________
Hennessy Cornerstone Mid Cap 30 Fund	HIMDX	________
Hennessy Cornerstone Value Fund	HICVX	________
Hennessy Japan Fund	HJPIX	________

Not part of prospectus.

WWW.HENNESSYFUNDS.COM

To learn more about the Hennessy Funds you may want to read the Hennessy Funds’ Statement of Additional Information (or “SAI”), which contains additional information about the Funds. The Hennessy Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about the Hennessy Funds’ investments by reading the Hennessy Funds’ annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Hennessy Funds also make available the SAI and the annual and semi-annual reports, free of charge, on their website (http://www.hennessyfunds.com).

Prospective investors and shareholders who have questions about the Hennessy Funds may also call 1-800-966-4354 or write to the following address:

The Hennessy Funds
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

The general public can review and copy information about the Hennessy Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Hennessy Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

When seeking information about the Funds from the Securities and Exchange Commission, please refer to the Hennessy Funds Trust’s Investment Company Act File No. 811-07168.

HENNESSY FUNDS                                                                                                         1-800-966-4354

(This Page Intentionally Left Blank.)

For information, questions or assistance, please call

The Hennessy Funds

1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

DIRECTORS/TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

www.hennessyfunds.com|1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Statement of Additional Information,
Subject to Completion, Dated December 13, 2013

STATEMENT OF ADDITIONAL INFORMATION	February 28, 2014
HENNESSY FUNDS TRUST
7250 Redwood Blvd.
Suite 200
Novato, California  94945
1-800-966-4354
1-415-899-1555

This Statement of Additional Information (“SAI”) relates to the Funds and Classes identified below (each a “Fund,” and, collectively, the “Funds”).  The SAI is not a prospectus and should be read in conjunction with the current Prospectus of the Funds (the “Fund Prospectus”), dated February 28, 2014.  A copy of the Fund Prospectus may be obtained by calling or writing to the Funds at the telephone number or address shown above.

Hennessy Cornerstone Growth Fund (Investor Class – HFCGX) (Institutional Class – HICGX)	Hennessy Balanced Fund (HBFBX)
Hennessy Cornerstone Mid Cap 30 Fund (Investor Class – HFMDX) (Institutional Class – HIMDX)	Hennessy Japan Fund (Investor Class – HJPNX) (Institutional Class – HJPIX)
Hennessy Cornerstone Value Fund (Investor Class – HFCVX) (Institutional Class – HICVX)	Hennessy Japan Small Cap Fund (HJPSX)
Hennessy Total Return Fund (HDOGX)

Each Fund became effective on February 28, 2014 and is a successor to another fund having the same name that was included as a series of either Hennessy Mutual Funds, Inc., a Maryland corporation, Hennessy SPARX Funds Trust, a Massachusetts business trust, or The Hennessy Funds, Inc., a Maryland corporation (each such predecessor fund, a “Predecessor Fund” and, collectively, the “Predecessor Funds”).

Prior to February 28, 2013, each Fund had no investment operations.  As a result of the reorganization, holders of the Investor Class shares of the Predecessor Funds received Investor Class shares of the Funds (the Investor Class shares of each Fund is the successor to the accounting and performance information of the corresponding Predecessor Fund), and holders of the Institutional Class shares of the Predecessor Funds received Institutional Class shares of the Funds (the Institutional Class shares of each Fund is the successor to the accounting and performance information of the corresponding Predecessor Fund).

The Predecessor Funds’ financial statements, accompanying notes and report of independent registered public accounting firm contained in the Annual Reports, each dated October 31, 2012, of Hennessy Mutual Funds, Inc. (File No. 811-07695), Hennessy SPARX Funds Trust (File No. 811-21419), and The Hennessy Funds, Inc. (File No. 811-07493), as filed with the Securities and Exchange Commission on January 10, 2013, are incorporated by reference into this SAI (meaning such documents are legally part of this SAI).  The Predecessor Funds’ Annual Reports are available without charge by calling the Funds at the toll-free telephone number shown above or by visiting the Funds’ website at www.hennessyfunds.com or on the Securities and Exchange Commission’s website at www.sec.gov.

TABLE OF CONTENTS

FUND HISTORY AND CLASSIFICATION	1
INVESTMENT RESTRICTIONS	1
INVESTMENT CONSIDERATIONS	7
TRUSTEES AND OFFICERS	21
OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS	33
MANAGEMENT OF THE FUNDS	40
PORTFOLIO TRANSACTIONS	53
DISCLOSURE OF PORTFOLIO HOLDINGS	55
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	57
ABANDONED PROPERTY	57
VALUATION OF SHARES	58
ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES	58
DESCRIPTION OF SECURITIES RATINGS	64
ANTI-MONEY LAUNDERING PROGRAM	69
OTHER INFORMATION	69

i

FUND HISTORY AND CLASSIFICATION

Hennessy Funds Trust (“HFT”), a Delaware statutory trust that was organized on September 17, 1992, is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  HFT consists of 16 series of shares of beneficial interest, having no par value (the “Shares”).  The series described in this SAI are the Hennessy Cornerstone Growth Fund (the “Cornerstone Growth Fund”), the Hennessy Cornerstone Mid Cap 30 Fund (the “Cornerstone Mid Cap 30 Fund”), the Hennessy Cornerstone Value Fund (the “Cornerstone Value Fund”), the Hennessy Total Return Fund (the “Total Return Fund”), the Hennessy Balanced Fund (the “Balanced Fund”), the Hennessy Japan Fund (the “Japan Fund”), and the Hennessy Japan Small Cap Fund (the “Japan Small Cap Fund”).

Each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Value Fund, the Japan Fund, and the Japan Small Cap Fund is a diversified portfolio, and each of the Total Return Fund and the Balanced Fund is a non-diversified portfolio.  Each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Value Fund, and the Japan Fund offer two separate classes of Shares (each, a “Class”): Investor Class Shares and Institutional Class Shares.

The Predecessor Funds had the same investment advisor, the same investment objectives, and the same strategies as the Funds.  As a result of the reorganization, holders of the Investor Class shares of the Predecessor Funds received Investor Class shares of the Funds, and holders of the Institutional Class shares of the Predecessor Funds received Institutional Class shares of the Funds.  In connection with the reorganization, Hennessy Advisors, Inc. (the “Manager”) retained the prior investment sub-advisor to the Predecessor Japan Fund and Predecessor Japan Small Cap Fund, which was SPARX Asset Management Co., Ltd., located in Tokyo (“SPARX Japan”), as the sub-advisor to manage the portfolios of the Japan Fund and the Japan Small Cap Fund.

Much of the information contained in this SAI expands on subjects discussed in the Fund Prospectus.  No investment in Shares of the Funds should be made without first reading the Fund Prospectus.

The Hennessy Focus Fund (the “Focus Fund”), Hennessy Cornerstone Large Growth Fund (the “Cornerstone Large Growth Fund”), the Hennessy Large Value Fund (the “Large Value Fund”), the Hennessy Equity and Income Fund (the “Equity and Income Fund”), the Hennessy Core Bond Fund (the “Core Bond Fund”), the Hennessy Gas Utility Index Fund (the “Gas Utility Index Fund”), the Hennessy Small Cap Financial Fund (the “Small Cap Financial Fund”), the Hennessy Large Cap Financial Fund (the “Large Cap Financial Fund”), and the Hennessy Technology Fund (the “Technology Fund”) are also series of HFT.  Each of the Cornerstone Large Growth Fund, the Large Value Fund, the Equity and Income Fund, and Core Bond Fund is a diversified portfolio, and each of the Focus Fund, the Gas Utility Index Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, and the Hennessy Technology Fund is a non-diversified portfolio.  Information about these funds is contained in a separate Statement of Additional Information.

INVESTMENT RESTRICTIONS

THE CORNERSTONE GROWTH FUND, THE CORNERSTONE MID CAP 30 FUND, THE
CORNERSTONE VALUE FUND, THE TOTAL RETURN FUND, AND THE BALANCED FUND

FUNDAMENTAL POLICIES.  The investment restrictions set forth below are fundamental policies of each Fund, which cannot be changed with respect to a Fund without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time an investment is made.  A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted.

(1)           No Fund will make an investment in any one industry if the investment would cause the aggregate value of the Fund’s investment in such industry to equal or exceed 25% of the Fund’s total assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”), certificates of deposit and bankers’ acceptances.

(2)           No Fund will purchase securities of any one issuer (except U.S. Government Securities), if as a result at the time of purchase more than 5% of the Fund’s total assets would be invested in such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, except that 25% of the total assets of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund and 50% of the total assets of the Total Return Fund and the Balanced Fund may be invested without regard to this restriction.

(3)           No Fund will purchase securities on margin (except for short-term credit necessary for clearance of Fund transactions), or write put or call options, except that each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts.

(4)           Neither the Total Return Fund nor the Balanced Fund will purchase or sell commodities or commodity contracts.  None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will purchase commodities or commodity contracts, except to the extent described in the Fund Prospectus and this SAI with respect to futures and related options.

(5)           No Fund will underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933, as amended (“1933 Act”), in selling portfolio securities.

(6)           None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will purchase or sell real estate, except that, to the extent permitted by applicable law, each of these Funds may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.  Neither the Total Return Fund nor the Balanced Fund will purchase or sell real estate or real estate mortgage loans or will invest in real estate limited partnerships.

(7)           Except as otherwise set forth below, no Fund will make loans, provided that for purposes of this restriction, the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, short-term commercial paper and commercial paper master notes, certificates of deposit, bankers’ acceptances and other fixed income securities as described in the Fund Prospectus and this SAI shall not be deemed to be the making of a loan.  The Funds may enter into repurchase agreements and each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may make loans of Fund securities, provided that entering into repurchase agreements and lending of Fund securities may be made only in accordance with applicable law, the Fund Prospectus and this SAI, as they may be amended from time to time.

(8)           None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund and the Balanced Fund will borrow money or issue senior securities, except that each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund and the Cornerstone Value Fund may borrow an amount up to 33-1/3% of its total assets and the Balanced Fund may borrow an amount up to 10% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing.  Neither the Total Return Fund nor the Balanced Fund will pledge or hypothecate its assets, except to secure permitted borrowings.  None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large

Growth Fund and the Cornerstone Value Fund may pledge its assets other than to secure such borrowings or, to the extent permitted by the Funds’ investment policies as set forth in the Fund Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short-sales, when-issued and forward commitment transactions and similar investment strategies.  For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of the Funds. The Balanced Fund will not purchase any portfolio securities so long as any borrowed amounts remain outstanding.  The Total Return Fund may borrow money or issue senior securities to the extent permitted by the 1940 Act.

(9)           Neither the Total Return Fund nor the Balanced Fund will make investments for the purpose of exercising control or management of any company.

(10)           Neither the Total Return Fund nor the Balanced Fund will make short sales of securities or maintain a short position.

(11)           Neither the Total Return Fund nor the Balanced Fund will purchase or sell any interest in any oil, gas or other mineral exploration or development program, including any oil, gas or mineral leases.

OTHER INVESTMENT RESTRICTIONS.  The following investment restrictions (or operating policies) may be changed with respect to a Fund by the Board of Directors without shareholder approval.

(1)           No Fund will invest in illiquid securities if at the time of acquisition more than 15% of its net assets would be invested in such securities.  “Illiquid securities” are securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, that do not mature within seven days, or that the Manager (as defined in “MANAGEMENT OF THE FUNDS,” below), in accordance with guidelines approved by the Board of Trustees, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days.  Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Trustees are not subject to the limitations set forth in this investment restriction.

(2)           In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of the Cornerstone Large Growth Fund to normally invest at least 80% of the value of its net assets in the particular type of investment suggested by the Fund’s name.  If the Trust’s Board of Trustees determines to change this non-fundamental policy for the Cornerstone Large Growth Fund, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy.  Any such notice will be provided in plain English in a separate written document containing the following prominent statement in bold-face type:  “Important Notice Regarding Change in Investment Policy.”  If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

(3)           No Fund will purchase the securities of other investment companies except to the extent such purchases are permitted by applicable law.

(4)           No Fund will acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Hennessy Funds or an officer, director or other affiliated person of the Manager.

(5)           None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund or the Cornerstone Value Fund will make investments for the purpose of exercising control or management of any company.

(6)           None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund or the Cornerstone Value Fund will make short sales of securities or maintain a short position, except to the extent permitted by applicable law.

(7)           None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund or Cornerstone Value Fund will write, purchase or sell puts, call straddles, spreads or combinations thereof, except to the extent permitted in the Fund Prospectus and this SAI, as they may be amended from time to time.

(8)           Neither the Total Return Fund nor the Balanced Fund will invest in securities of any issuer that has a record of less than three years of continuous operation, including the operation of any predecessor business of a company that came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.

(9)           The Cornerstone Growth Fund will not (i) purchase any securities that are restricted from sale to the public without registration under the 1933 Act; (ii) use options or futures strategies; (iii) purchase securities secured by real estate or issued by companies that invest in real estate; (iv) lend its portfolio securities; (v) purchase securities while it has outstanding borrowings; or (vi) purchase any interest in any oil, gas or any other mineral exploration or development program.

JAPAN FUND AND JAPAN SMALL CAP FUND

FUNDAMENTAL POLICIES.  The investment restrictions set forth below are fundamental policies of each of the Japan Fund and the Japan Small Cap Fund, which cannot be changed with respect to a Fund without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to each of the Japan Fund and the Japan Small Cap Fund on an individual basis, and apply only at the time an investment is made.  A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted.

(1)           Neither the Japan Fund nor the Japan Small Cap Fund will invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of a Fund’s total assets may be invested without regard to any such limitation and that this policy does not apply to U.S. Government Securities.

(2)           The Japan Fund will not invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of U.S. Government Securities.

(3)           The Japan Small Cap Fund will not purchase the securities of issuers in the same industry (other than U.S. Government Securities) if immediately after such purchase more than 25% of the value of the Fund’s total assets are invested in the securities of issuers in any single industry.

(4)           Neither the Japan Fund nor the Japan Small Cap Fund will invest in commodities or commodities contracts, except that a Fund may enter into forward contracts, options, futures contracts, options on futures contracts, swap agreements and other derivatives.

(5)           Neither the Japan Fund nor the Japan Small Cap Fund will purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts (including mortgage-related securities).

(6)           Neither the Japan Fund nor the Japan Small Cap Fund will borrow money or issue senior securities, except to the extent permitted under the 1940 Act, and provided that the entry into forward contracts, options, futures contracts, options on futures contracts, swap agreements and other derivatives and effecting short sales shall not constitute borrowing or the issuance of senior securities.

(7)           Neither the Japan Fund nor the Japan Small Cap Fund will lend securities or make loans to others, except to the extent permitted under the 1940 Act, and provided that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements.

(8)           Neither the Japan Fund nor the Japan Small Cap Fund will act as an underwriter of securities of other issuers, except to the extent a Fund may be deemed an underwriter under the 1933 Act by virtue of disposing of portfolio securities.

(9)           Neither the Japan Fund nor the Japan Small Cap Fund will purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but a Fund may make margin deposits in connection with transactions in forward contracts, options, futures contracts, and options on futures contracts, and provided that effecting short sales will be deemed not to constitute a margin purchase.

The percentage of assets invested in an industry will be determined by reference to the 33 industry groups of the Securities Identification Code Committee, which are adopted by the various stock exchanges in Japan, including the Tokyo Stock Exchange as well as the JASDAQ Securities Exchange.

OTHER INVESTMENT RESTRICTIONS.  The following investment restrictions (or operating policies) may be changed with respect to the Japan Fund or the Japan Small Cap Fund without shareholder approval.

(1)           Neither the Japan Fund nor the Japan Small Cap Fund will invest in the securities of a company for the purpose of exercising management or control.

(2)           Neither the Japan Fund nor the Japan Small Cap Fund will purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

(3)           Neither the Japan Fund nor the Japan Small Cap Fund will pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a forward commitment, when-issued or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

(4)           Neither the Japan Fund nor the Japan Small Cap Fund will purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities.

Under normal circumstances, each of the Japan Fund and the Japan Small Cap Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes: (i) for the Japan Fund, in equity securities of Japanese companies; and (ii) for the Japan Small Cap Fund, in equity securities of smaller capitalization Japanese companies (as defined in the Fund Prospectus).  If the Board of Trustees determines to change this non-fundamental policy for the Japan Fund or the Japan Small Cap Fund, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy.  Any such notice will be provided in plain English in a separate written document containing the following prominent statement in bold-face type:  “Important Notice Regarding Change in Investment Policy.”  If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

GENERAL

 The policies and limitations listed above supplement those set forth in the Fund Prospectus.  Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act).  Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.  If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT CONSIDERATIONS

CORNERSTONE GROWTH FUND, CORNERSTONE MID CAP 30 FUND, CORNERSTONE VALUE FUND, TOTAL RETURN FUND AND BALANCED FUND

The Fund Prospectus describes the principal investment strategies and risks of the Funds.  This section expands upon that discussion and also describes non-principal investment strategies and risks of the Funds.

DOW JONES INDUSTRIAL AVERAGE.  The Total Return Fund and Balanced Fund invest in stocks in The Dow Jones Industrial Average (“DJIA”).  The DJIA consists of the following 30 common stocks:

Company	Exchange	Symbol	Industry
3M	NYSE	MMM	Conglomerate
American Express	NYSE	AXP	Consumer finance
AT&T	NYSE	T	Telecommunication
Boeing	NYSE	BA	Aerospace and defense
Caterpillar	NYSE	CAT	Construction and mining equipment
Chevron Corporation	NYSE	CVX	Oil & gas
Cisco Systems	NASDAQ	CSCO	Computer networking
Coca-Cola	NYSE	KO	Beverages
DuPont	NYSE	DD	Chemical industry
ExxonMobil	NYSE	XOM	Oil & gas
General Electric	NYSE	GE	Conglomerate
Goldman Sachs	NYSE	GS	Banking, Financial Services
The Home Depot	NYSE	HD	Home improvement retailer
Intel	NASDAQ	INTC	Semiconductors
IBM	NYSE	IBM	Computers and technology
Johnson & Johnson	NYSE	JNJ	Pharmaceuticals
JPMorgan Chase	NYSE	JPM	Banking
McDonald's	NYSE	MCD	Fast food
Merck	NYSE	MRK	Pharmaceuticals
Microsoft	NASDAQ	MSFT	Software
Nike	NYSE	NKE	Apparel
Pfizer	NYSE	PFE	Pharmaceuticals
Procter & Gamble	NYSE	PG	Consumer goods
Travelers	NYSE	TRV	Insurance
UnitedHealth Group	NYSE	UNH	Managed health care
United Technologies Corporation	NYSE	UTX	Conglomerate
Verizon	NYSE	VZ	Telecommunication
Visa	NYSE	V	Consumer banking
Wal-Mart	NYSE	WMT	Retail
Walt Disney	NYSE	DIS	Broadcasting and entertainment

The DJIA is the property of Dow Jones & Company, Inc.  Dow Jones & Company, Inc. is not affiliated with either Fund or the Funds’ investment adviser.  Dow Jones & Company, Inc. has not participated in any way in the creation of the Funds or in the selection of stocks included in the Funds and has not approved any information included herein related thereto.

The first DJIA, consisting of 12 stocks, was published in The Wall Street Journal in 1896.  The list grew to 20 stocks in 1916 and to 30 stocks on October 1, 1928.  Dow Jones & Company, Inc. from time to time changes the stocks comprising the DJIA, although such changes are infrequent.

The investment strategies of each of the Total Return Fund and Balanced Fund are unlikely to be affected by the requirement that it not concentrate its investments since currently no more than three companies in the DJIA are engaged primarily in any one industry.  Similarly, each of these Fund’s investment strategies is unlikely to be materially affected by the requirement that it meet the diversification requirements of the Internal Revenue Code since each of these Funds will have approximately 50% of its assets invested in U.S. Treasury securities and the remainder of its assets divided among at least ten stocks.  However, the diversification requirement for each of the Total Return Fund and Balanced Fund may preclude it from effecting a purchase otherwise dictated by its investment strategy.  Finally, because of the requirements of the 1940 Act, each of these Funds will not invest more than 5% of its total assets in the common stock of any issuer that derives more than 15% of its revenues from securities-related activities.  From time to time, this requirement may preclude each of the Total Return Fund and Balanced Fund from effecting a purchase otherwise dictated by its investment strategy.

SPECIAL CONSIDERATION RELATING TO DEPOSITARY RECEIPTS.  As noted in the Fund Prospectus, the Cornerstone Growth Fund and Cornerstone Value Fund may each invest in the securities of foreign issuers, including American Depository Receipts (“ADRs”).  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  For purposes of the investment policies of the Cornerstone Growth Fund and Cornerstone Value Fund, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR evidencing ownership of common stock will be treated as common stock.

Such investments may involve risks that are in addition to the usual risks inherent in domestic investments.  The value of the foreign investments of the Cornerstone Growth Fund and Cornerstone Value Fund may be significantly affected by changes in currency exchange rates and these Funds may incur costs in converting securities denominated in foreign currencies to U.S. dollars.  Although these Funds intend to invest in securities of foreign issuers domiciled in nations that the Funds’ investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability that could affect investments in those nations.

Many of the foreign securities held in the form of ADRs by the Cornerstone Growth Fund and Cornerstone Value Fund are not registered with the Securities and Exchange Commission (“SEC”), nor are the issuers thereof subject to SEC reporting requirements.  Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Cornerstone Growth Fund and Cornerstone Value Fund than is available concerning U.S. companies.  Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities.  Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Cornerstone Growth Fund and Cornerstone Value Fund would be subject.

ILLIQUID SECURITIES.  Each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may invest up to 15% of its net assets in illiquid securities, although it is not expected that any of these Funds will invest in illiquid securities.

The Cornerstone Growth Fund will not purchase restricted securities.  Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act.  Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time such Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes.  These instruments are often restricted securities because the securities are sold in transactions not requiring registration.  Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment.  Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority.  An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities held by a Fund, however, could affect adversely the marketability of securities of such Fund and the Fund might be unable to dispose of such securities promptly or at favorable prices.

The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board.  The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trades for the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer).  The Manager monitors the liquidity of restricted securities in the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund and reports periodically on such decisions to the Board of Trustees.

REPURCHASE AGREEMENTS.  Each Fund may enter into a repurchase agreement through which an investor (such as the Fund) repurchases a security (known as the “underlying security”) from a well-established securities dealer or bank that is a member of the Federal Reserve System.  Any such dealer or bank will be on the Fund’s approved list.  Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager to present minimum credit risks in accordance with guidelines established by the Fund’s Board of Trustees.  The Manager will review and monitor the creditworthiness of those institutions under the Board’s general supervision.

At the time of entering into the repurchase agreement, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest.  Repurchase agreements are generally for a short period of time, often less than a week.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.  Each Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) that the Fund’s investment guidelines would allow it to purchase directly; (ii) the market value of the underlying security will at all times be equal to at least 102% of the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund’s custodian or a bank acting as agent.  In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

LENDING OF FUND SECURITIES.  In accordance with applicable law, each of the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund, to earn additional income, may lend portfolio securities (representing not more than 33-1/3% of its total assets) to banks, broker-dealers or financial institutions that the Manager deems qualified, but only when the borrower maintains with each of these Fund’s custodian bank collateral either in cash or money market instruments in an amount equal to at least 102% of the market value of the securities loaned, determined on a daily basis and adjusted accordingly.  There may be risks of delay in recovery of the securities and capital or even loss of rights in the collateral should the borrower of the securities default on its obligation to return borrowed securities because of insolvency or otherwise.  However, loans will only be made to borrowers deemed by the Manager to be of good standing and when, in the judgment of the Manager, the consideration that can be earned currently from such securities loans justifies the attendant risk.  All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.  During the period of the loan the Manager will monitor all relevant facts and circumstances, including the creditworthiness of the borrower.  Each of the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will retain authority to terminate any loan at any time.  Each of these Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker.  Each of the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned.  Each of these Funds will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund’s interest.

CASH AND SHORT-TERM SECURITIES.  Each Fund may temporarily invest a portion of its total assets in cash or liquid short-term securities pending investment of such assets in securities in accordance with the Fund’s investment strategy, or to pay expenses or meet redemption requests.  The Manager generally will not use investments in cash and short-term securities for temporary defensive purposes.

Short-term securities in which the Funds may invest include certificates of deposit, commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor’s Corporation (“Standard & Poor’s”) or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”), U.S. Government Securities, repurchase agreements involving such securities and shares of money market mutual funds.  Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

With respect to money market mutual funds, in addition to the advisory fees and other expenses the Funds bear directly in connection with their own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by that Fund’s shareholders.

The Manager does not expect assets invested in cash or liquid short-term securities to exceed 5% of any Fund’s total assets at any time except during rebalance periods or when shareholder and/or redemption activity is excessive.

BORROWING.  Each of the Funds, except the Total Return Fund, may borrow money from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing.  Each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may borrow for such purposes in an amount up to 33% of its total assets, while the Balanced Fund may borrow for such purposes in an amount up to 10% of its total assets.  The borrowing policy is a fundamental policy of each of these Funds, which cannot be changed with respect to a Fund without shareholder approval as described in “INVESTMENT RESTRICTIONS” above.

The Total Return Fund intends to borrow for investment purposes.  Borrowing for investment is known as leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique, which increases investment risk, but also increases investment opportunity.  Since approximately half of the Total Return Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Total Return Fund when it leverages its investments will increase more when the Total Return Fund’s portfolio assets increase in value and decrease more when the Total Return Fund’s portfolio assets decrease in value than would otherwise be the case.  Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, the Total Return Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales.  The Total Return Fund intends to use leverage whenever it is able to borrow on terms considered by its investment adviser to be reasonable.

As required by the 1940 Act, the Total Return Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If, at any time, the value of the Total Return Fund’s assets should fail to meet this 300% coverage test, the Total Return Fund, within three days (not including Sundays and holidays), will reduce the amount of the Total Return Fund’s borrowings to the extent necessary to meet this 300% coverage.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.  Borrowing from a bank as a temporary measure for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement.

The Total Return Fund may enter into reverse repurchase agreements, which are considered to be borrowings under the 1940 Act.  Under a reverse repurchase agreement, the Total Return Fund sells portfolio securities and agrees to repurchase them at an agreed-upon future date and price.  When the Total Return Fund enters into a reverse repurchase agreement, it will maintain cash or liquid securities having a value equal to or greater than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of the securities sold by the Total Return Fund may decline below the price of the securities it is obligated to repurchase.

JAPAN FUND AND JAPAN SMALL CAP FUND

JAPANESE.  Securities markets in Japan may operate differently than those in the U.S. and present different risks.  Securities trading volume and liquidity may be less than in U.S. markets and, at times, market price volatility may be greater.

Because evidences of ownership of the investments by the Japan Fund and the Japan Small Cap Fund will generally be held outside the U.S., the Funds will be subject to additional risks that include possible adverse political, social and economic developments, adoption of governmental laws or restrictions that might adversely affect securities holdings of investors located outside Japan, whether related to currency or otherwise.  Moreover, the portfolio securities of the Japan Fund and the Japan Small Cap Fund may trade on days when the Funds do not calculate NAV and thus affect the Funds’ NAVs on days when investors have no access to the Funds.

EQUITY SECURITIES.  Equity securities, including common stock, preferred stock, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.  Changes in the value of an investment by the Japan Fund or the Japan Small Cap Fund will result in changes in the value of its shares and thus the Fund’s total return to investors.

The prices of securities of mid and small capitalization companies may be subject to more abrupt or erratic market movements than larger, more established companies. These securities typically are traded in lower volume and their issuers typically are more subject to changes in earnings and prospects or may have no earnings or have experienced losses.  The Japan Fund and the Japan Small Cap Fund generally will make these investments based on a belief that actual or anticipated products or services will produce future earnings.  If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company’s stock price may decline sharply and its securities may become less liquid.

COMMON AND PREFERRED STOCKS.  Stocks represent share ownership in a company.  Generally, preferred stock pays a specified dividend and ranks after bonds and before common stock in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, the Japan Fund or the Japan Small Cap Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  These investments would be made primarily for their capital appreciation potential.  The Japan Fund or the Japan Small Cap Fund may purchase trust preferred securities, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent.  These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company.  Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

INITIAL PUBLIC OFFERINGS.  An initial public offering (“IPO”) is a company’s first offering of stock to the public.  Shares are given a market value reflecting expectations for the company’s future growth.  Companies engaged in IPOs generally have limited operating histories and may involve greater investment risk.  The prices of these companies’ securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.  However, some IPO investments may experience significant gains, and it is possible that if the Japan Fund’s or the Japan Small Cap Fund’s strategy included investing more of its assets in IPOs, the Fund’s performance (particularly performance over short periods when IPOs are available for investment) would be greater.  The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.   There is no assurance that IPOs that are consistent with the portfolio managers’ intrinsic value philosophy and process employed for the Japan Fund and the Japan Small Cap Fund will be available for investment or that the Funds will have access to any such IPOs that do occur.

IPO securities will typically be sold when the portfolio managers believe their market price has reached full value and may be sold shortly after purchase.

WARRANTS.  A warrant is a form of derivative (described below) that gives the holder the right to subscribe to a specified amount of the issuing corporation’s capital stock at a set price for a specified period of time.

CONVERTIBLE SECURITIES.  Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer.  Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.  A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.  While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations.  A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.  There can be no assurance of capital appreciation, however, because securities prices fluctuate.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Certain Japanese companies issue convertible securities denominated in euros.

DEPOSITARY RECEIPTS.  The Japan Fund and the Japan Small Cap Fund may invest in ADRs and Global Depositary Receipts and Global Depositary Shares (collectively, “GDRs”) and other forms of depositary receipts.  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.  GDRs are receipts issued outside the U.S. typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities.  Generally, ADRs in registered form are designed for use in the U.S. securities markets and GDRs in bearer form are designed for use outside the U.S.

 These securities may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary.  A depositary may establish an unsponsored facility without participation by the issuer of the deposited security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities.

REAL ESTATE INVESTMENT TRUSTS.  The Japan Fund and the Japan Small Cap Fund may invest in real estate companies that include companies with similar characteristics to the U.S. REIT structure in which revenue consists primarily of rent derived from owned, income-producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.  A number of countries have created REIT-like regimes, which allow real estate investment companies to benefit from “flow through” tax treatment, including Australia (since 1985), Japan (since 2000), South Korea (since 2001), Singapore (since 2002) and Hong Kong (since 2003).

One example of a REIT-like regime in which the Japan Fund and the Japan Small Cap Fund may invest, and which may have characteristics similar to other types of REIT-like regimes in which the Funds may invest, is a Japan real estate investment trust (“J-REITs”).  A J-REIT is an investment vehicle with real estate in Japan as its underlying assets.  Income is generated by rents and sale proceeds and distributed to investors in the form of dividends.  The J-REIT investment vehicle was modeled on U.S. REITs.  Like the U.S. REIT, distributions paid to investors are, under qualifying conditions, deductible from the J-REITs taxable income, thereby providing a tax-efficient flow-through investment vehicle for investors.  Typically J-REITs are a special purpose corporation established for the purpose of investing in and managing real estate assets where the corporation uses investors’ money and third party funding to buy real estate, in return for which investors receive investment certificates carrying ownership rights, including dividend entitlement.  These certificates can be bought and sold on the Japanese stock exchange where they are listed.  Although the corporation is technically responsible for owning and managing the real estate properties, in reality this function is sub-contracted to a third party manager.  The values of securities issued by J-REITs are affected by the Japan real estate market, real estate yields and interest rates and tax and regulatory requirements and by perceptions of management skill.  Some J-REITs are heavily concentrated in specific types of properties, such as office buildings, and are particularly susceptible to developments affecting these types of properties.

INVESTMENT COMPANIES.  The Japan Fund and the Japan Small Cap Fund may invest in securities issued by registered and unregistered investment companies.  Under the 1940 Act, a Fund’s investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets in any one investment company and (iii) 10% of the Fund’s total assets in the aggregate.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

EXCHANGE-TRADED FUNDS.  The Japan Fund and the Japan Small Cap Fund may invest in shares of exchange-traded investment companies (collectively, “ETFs”), which are typically designed to provide investment results corresponding to a securities or commodities index. ETFs are frequently units of beneficial interest in an investment trust or are interests in an open-end investment company, in each case representing a portfolio of all or substantially all of the components of, and in substantially the same weighting as, the relevant benchmark index.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the components of the benchmark index.

The values of ETFs are subject to change as the values of their respective components fluctuate according to market volatility. Investments in equity ETFs, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund.  Moreover, a Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies in the weighting of securities.

EQUITY-LINKED SECURITIES.  The Japan Fund and the Japan Small Cap Fund may invest to a limited extent in equity-linked securities.  Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock.  To the extent a Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities.  Equity-linked securities may be considered illiquid.

FIXED-INCOME SECURITIES.  The Japan Fund and the Japan Small Cap Fund may invest in corporate debt obligations and other fixed-income securities when management believes that such securities offer opportunities for capital appreciation.  Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations.  The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer.  Certain securities purchased by a Fund may be subject to such risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities.  Once the rating of a Fund security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

CORPORATE DEBT SECURITIES.  Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities.  Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock.  The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate.  The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Such securities may include those whose principal amount or redemption price is indexed to, and thus varies directly with, changes in the market price of gold bullion or other precious metals.

FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES.  The Japan Fund and the Japan Small Cap Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities.  These securities also include debt obligations of supranational entities.  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.  Examples include the Asian Development Bank.

REPURCHASE AGREEMENTS.  The Japan Fund and the Japan Small Cap Fund may enter into repurchase agreements.  In a repurchase agreement, a Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days).  The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security.  The Funds’ custodian, or sub-custodian employed in connection with tri-party repurchase agreement transactions, will have custody of and will segregate securities acquired by a Fund under a repurchase agreement.  In connection with its third-party repurchase transactions, a Fund will employ only eligible sub-custodians that meet the requirements set forth in section 17(f) of the 1940 Act.  Repurchase agreements are considered by the staff of the SEC to be loans by a Fund.  Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.  In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Funds will enter into repurchase agreements only with U.S. banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Funds may invest and, in the case of tri-party repurchase agreements, U.S. government securities with a maturity of greater than one year, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

U.S. GOVERNMENT SECURITIES.  The Japan Fund and the Japan Small Cap Fund may invest in U.S. Treasury securities, which include Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance.  Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.  In addition to U.S. Treasury securities, the Funds may invest in U.S. Government Securities.  Some obligations U.S. Government Securities are supported by the full faith and credit of the U.S. Treasury, and others may be supported by the right of the issuer to borrow from the Treasury, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, or only by the credit of the U.S. government agency or instrumentality.  These securities bear fixed, floating or variable rates of interest.  While the U.S. government currently provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

ZERO COUPON, PAY-IN-KIND AND STEP-UP SECURITIES.  The Japan Fund and the Japan Small Cap Fund may invest in zero coupon securities.  A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity.  The Funds may invest in pay-in-kind bonds, which are bonds that generally pay interest through the issuance of additional bonds.  The Funds also may purchase step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates.  The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically having similar maturities and credit qualities.  In addition, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment.  Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments.  To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, a Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

SHORT SELLING.  Although it has no current intention to do so, the Japan Fund and the Japan Small Cap Fund may engage in short selling.  In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security.  To complete a transaction, a Fund must borrow the security to make delivery to the buyer.  The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.  The Funds also may make short sales “against the box,” in which a Fund enters into a short sale of a security it owns.  If a Fund engaged in short sale transactions, it would not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund’s net assets.  Until the Fund closes its short position or replaces the borrowed security, it will (i) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short or (ii) otherwise cover its short position.

BORROWING MONEY.  Each of the Japan Fund and the Japan Small Cap Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33 1/3 % of the value of its total assets.  The Funds do not currently intend to borrow money for investment purposes (leverage).

FORWARD COMMITMENTS.  The Japan Fund and the Japan Small Cap Fund may purchase securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase.  The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when a Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty.  A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.  A Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.

Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, namely, appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates.  Securities purchased on a forward commitment, when-

issued or delayed-delivery basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery.  Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.  Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its NAV per share.

SECURITIES LENDING.  The Japan Fund and the Japan Small Cap Fund may, but do not currently intend to, lend securities from their portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions.  In connection with such loans, a Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities.  The Fund also has the right to terminate a loan at any time.  The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon.  Loans of portfolio securities may not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan).  The Fund will receive collateral consisting of cash, U.S. government securities or irrevocable letters of credit that will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee.  If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment.  Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the portfolio managers to be of good financial standing.  In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral.  The Funds will minimize this risk by limiting the investment of cash collateral to repurchase agreements or other high quality instruments with short maturities.

DERIVATIVES.  The Japan Fund and the Japan Small Cap Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.  Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole.  Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund’s performance.  No assurance can be given that any of these instruments will be available to the Funds on a cost-effective basis, that they will be used, or, if used, will achieve the intended result.

If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss.  A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives.  This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk.  As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange.  In contrast, no clearing agency guarantees over-the-counter derivatives.  Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default.  Accordingly, the portfolio managers will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund.  Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Neither HSFT nor the Funds will operate as a commodity pool.  In addition, as a registered investment company, HSFT has filed notice with the CFTC and National Futures Association of its eligibility for an exclusion from the definition of commodity pool operator and, therefore, neither HSFT nor the Funds are subject to registration or regulation as a pool operator under the Commodity Exchange Act.

FUTURES TRANSACTIONS – GENERAL.  The Japan Fund and the Japan Small Cap Fund may enter into futures contracts in U.S. domestic markets or, if applicable, on exchanges located outside the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S. Foreign markets, however, may have greater risk potential than domestic markets.  For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract.  In addition, any profits a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes.  Transactions on foreign exchanges may include commodities that are traded on domestic exchanges or those which are not. Unlike trading on U.S. commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

Engaging in these transactions involves risk of loss to a Fund, which could adversely affect the value of the Fund’s net assets.  Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time.  Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.  Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses.

Successful use of futures by a Fund also is subject to the ability of the portfolio managers to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract.  For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions.  Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.  The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives.  To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price.  In addition, the segregation of such assets will have the effect of limiting the Fund’s ability otherwise to invest those assets.

Specific Futures Transactions

The Japan Fund and the Japan Small Cap Fund may purchase and sell currency, stock index and interest rate futures contracts.  A currency future obligates a Fund to purchase or sell an amount of a specific currency at a future date at a specific price.  A stock index future obligates a Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.  An interest rate future obligates a Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

OPTIONS – GENERAL.  The Japan Fund and the Japan Small Cap Fund may purchase call and put options and may write (namely, sell) covered call and put option contracts.  A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.  Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets.  A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken.  The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.  A Fund receives a premium from writing covered call or put options that it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist.  A liquid secondary market in an option may cease to exist for a variety of reasons.  In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options.  There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur.  In such event, it might not be possible to effect closing transactions in particular options.  If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions

The Japan Fund and the Japan Small Cap Fund may purchase and sell call and put options in respect of currencies, specific securities (or groups or “baskets” of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market.  Options on currency convey the right to buy or sell the underlying currency at a price that is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.  An option on a stock index is similar to an option in respect to specific securities, except that settlement does not occur by delivery of the securities comprising the index.  Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option.  Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

The Funds may purchase cash-settled options on equity index swaps in pursuit of its investment objective.  Equity index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities that usually includes dividends.  A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date.  These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

Successful use by a Fund of options will be subject to the ability of the portfolio managers to predict correctly movements in the prices of individual stocks, the stock market generally or currencies.  To the extent such predictions are incorrect, the Fund may incur losses.

SWAPS.  The Japan Fund and the Japan Small Cap Fund may enter into currency, equity, interest rate and index swap agreements in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Funds had invested directly in the asset that yielded the desired return.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (namely, the return on or increase in value of a particular dollar amount invested at a particular interest rate), or in a “basket” of securities representing a particular index.  Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  These transactions do not involve the delivery of securities or other underlying assets or principal.  Accordingly, the risk of loss with respect to swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.  If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

FOREIGN CURRENCY TRANSACTIONS.  The Japan Fund and the Japan Small Cap Fund may, but are not obligated to, hedge their exposure to foreign currencies.  The Funds also may seek to gain exposure to the foreign currency in an attempt to realize gains.  A Fund’s success in these transactions will depend principally on the ability of the portfolio managers to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.  Currency exchange rates may fluctuate significantly over short periods of time.  They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective.  Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

FUTURE DEVELOPMENTS.  The Japan Fund and the Japan Small Cap Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives that are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund’s investment objective and legally permissible for the Fund.  Before entering into such transactions or making any such investment, a Fund will provide appropriate disclosure in the Fund Prospectus or SAI.

SIMULTANEOUS INVESTMENTS.  Investment decisions for each of the Japan Fund and the Japan Small Cap Fund are made independently from each other Fund and from those for other clients advised by the portfolio managers.  If, however, such other Fund or clients desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each.  In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by the Fund.  The Funds, together with other clients advised by the portfolio managers and affiliates of SPARX Japan, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely a Fund’s ability to dispose of some or all of its positions should it desire to do so.

TRUSTEES AND OFFICERS

MANAGEMENT INFORMATION

The business and affairs of the Funds are managed by their Officers under the direction of the Board of Trustees.  The name, age (as of November 30, 2013), address, principal occupation(s) during the past five years, and other information with respect to each of the Trustees and Officers of the Funds are set forth below.  The following funds are the only funds in the fund complex (collectively, the “Hennessy Funds”): the Cornerstone Growth Fund, the Focus Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Large Value Fund, the Total Return Fund, the Equity and Income Fund, the Balanced Fund, the Core Bond Fund, the Gas Utility Index Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, the Technology Fund, the Japan Fund, and the Japan Small Cap Fund.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past Five Years) Held by Trustee

Disinterested Trustees (as defined below)

J. Dennis DeSousa Age: 77 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Mr. DeSousa is a real estate investor.	16	None.
Robert T. Doyle Age: 66 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Mr. Doyle has been the Sheriff of Marin County, California since 1996.	16	None.
Gerald P. Richardson Age: 68 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since May 2004 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Mr. Richardson is an independent consultant in the securities industry.	16	None.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past Five Years) Held by Trustee

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy(1) Age: 57 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee, President and Chairman of the Board	Trustee: Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT Officer: 1 year term Served since June 2008 HMFI, HFI and HFT; and since September 2009 HSFT	Mr. Hennessy has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 1989. He currently serves as President, Chairman, CEO, Portfolio Manager and CIO of Hennessy Advisors, Inc.	16	Director of Hennessy Advisors, Inc.
Jennifer Cheskiewicz(1) Age: 36 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Senior Vice President and Chief Compliance Officer	1 year term Served since June 2013 HMFI, HFI, HFT, and HSFT
Ms. Cheskiewicz has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since June 2013.

She previously served as in house counsel to Carlson Capital, L.P., an SEC-registered investment advisor to several private funds from February 2010 to May 2013.  Prior to that, she was an attorney with Gibson, Dunn & Crutcher LLP from September 2005 through February 2010.   She currently serves as General Counsel of Hennessy Advisors, Inc.
				N/A	N/A
_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Funds.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past Five Years) Held by Trustee

Interested Persons

Teresa M. Nilsen(1) Age: 47 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Executive Vice President and Treasurer	1 year term Since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT
Ms. Nilsen has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 1989.  She currently serves as Executive Vice President, Chief Operations Officer, Chief Financial Officer, and Secretary of Hennessy Advisors, Inc.
				N/A	N/A
Daniel B. Steadman(1) Age: 57 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Executive Vice President and Secretary	1 year term Since March 2000 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT
Mr. Steadman has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2000.  He currently serves as Executive Vice President and Chief Compliance Officer of Hennessy Advisors, Inc.
				N/A	N/A
Brian Carlson(1) Age: 41 c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Senior Vice President and Head of Distribution	1 year term Since December 2013
Mr. Carlson has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since December 2013.

Mr. Carlson was previously a co-founder and principal of Trivium Consultants, LLC from February 2011 through November 2013.  Prior to that, he was the Senior Managing Director of NRP Financial, Inc. from August 2007 through February 2011.
				N/A	N/A
_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Funds.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past Five Years) Held by Trustee

David Ellison(1) Age: 55 Address: 100 Federal Street 29th Floor Boston, MA 02110	Senior Vice President	1 year term Since October 2012
Mr. Ellison has served as Portfolio Manager of the Large Cap Financial Fund, the Small Cap Financial Fund, and the Technology Fund since inception.

Mr. Ellison previously served as Director, CIO and President of FBR Advisers, Inc. from December 1999 to October 2012.

				N/A	N/A
Brian Peery(1) Age: 44 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Co-Portfolio Manager and Vice President	1 year term As Vice President, since March 2003 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT As Co-Portfolio Manager, since February 2011 HMFI, HFI, HFT and HSFT	Mr. Peery has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2002.	N/A	N/A
Winsor (Skip) Aylesworth(1) Age: 66 Address: 100 Federal Street 29th Floor Boston, MA 02110	Vice President and Portfolio Manager	1 year term Since October 2012
Mr. Aylesworth has been Portfolio Manager of the Gas Utility Index Fund since 1998 and Portfolio Manager of the Technology Fund since inception.

Mr. Aylesworth previously served as Executive Vice President of The FBR Funds from 1999 to October 2012.
				N/A	N/A

_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Funds.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios i n the Fund Complex Overseen by Trustee	Other Directorships (During Past Five Years) Held by Trustee

Interested Persons

Ryan Kelley(1) Age: 41 Address: c/o Hennessy Advisors, Inc. 100 Federal Street 29th Floor Boston, MA 02110	Vice President and Co-Portfolio Manager	1 year term Since March 2013
Mr. Kelley has been Co-Portfolio Manager of the Hennessy Gas Utility Index Fund (formerly the FBR Gas Utility Index Fund), Hennessy Small Cap Financial Fund (formerly the FBR Small Cap Financial Fund), and the Hennessy Large Cap Financial Fund (formerly the FBR Large Cap Financial Fund) since March 2013.  Prior to that, he was a Portfolio Analyst of the Hennessy Funds.

Mr. Kelley previously served as Portfolio Manager of the FBR Funds from January 2008 to October 2012.
				N/A	N/A

_______________
(1)	All Officers of the Hennessy Companies and employees of the Manager are Interested Persons of the Fund.

Pursuant to the terms of the Management Agreement (as defined below) with HFT, the Manager, on behalf of the Funds, pays the compensation of all Officers (other than a portion of the salaries of the Funds’ compliance officers) and Trustees who are affiliated persons of the Manager.

TRUSTEE QUALIFICATIONS

Neil J. Hennessy has been a Trustee and portfolio manager of the Hennessy Funds for many years.  His experience and skills as a portfolio manager, as well as his familiarity with the investment strategies utilized by the Manager and with the Cornerstone Series of the Hennessy Funds’ portfolios, led to the conclusion that he should serve as a Trustee.  J. Dennis DeSousa’s experience as a real estate investor has honed his understanding of financial statements and the issues that confront businesses, and his diligent and thoughtful service as a director of the Hennessy Funds for over 17 years has provided him with a solid understanding of the mutual fund industry.  Serving as a sheriff, Robert T. Doyle, has honed his organizational and problem solving skills, making him a valuable resource when addressing issues that confront the Hennessy Funds.  Further, Mr. Doyle’s diligent and thoughtful service as a Trustee of the Hennessy Funds for over 17 years has provided him with a detailed understanding of the mutual fund industry.  As the chief executive officer of a company, Gerald P. Richardson gained familiarity with financial statements and developed a deep understanding of the demands of operating a business and addressing the issues that confront businesses.  Further, Mr. Richardson’s experience in the securities industry as a consultant makes him a valuable resource to the Board of Trustees.  Each of Messrs. DeSousa, Doyle, and Richardson takes a conservative and thoughtful approach to addressing issues facing the Hennessy Funds.  The combination of skills and attributes discussed above led to the conclusion that each of Messrs. DeSousa, Doyle, and Richardson should serve as a Trustee.

BOARD LEADERSHIP STRUCTURE

The Board of Trustees has general oversight responsibility with respect to the operation of the Hennessy Funds.  The Board of Trustees has engaged the Manager to manage the Hennessy Funds and is responsible for overseeing the Manager and other service providers to the Hennessy Funds in accordance with the provisions of the 1940 Act and other applicable laws.  The Board of Trustees has established an Audit Committee to assist the Board in performing its oversight responsibilities.

Neil J. Hennessy serves as the Chairman of the Board of Trustees.  The Hennessy Funds do not have a lead disinterested Trustee.  The small size of the Board of Trustees, consisting of one interested Trustee and three disinterested Trustees, facilitates open discussion and significant involvement by all of the directors without the need for a lead disinterested Trustee.  Mr. Hennessy’s in-depth knowledge of the Hennessy Funds and their operations enables him to effectively set board agendas and ensure appropriate processes and relationships are established with both the Manager and the Board of Trustees, while the business acumen of Messrs. DeSousa, Doyle and Richardson, and long experience in the mutual fund industry serving as Trustees of the Hennessy Funds, enables them to effectively and accurately assess the information being provided to the Board of Trustees to ensure that they are appropriately fulfilling their fiduciary duties to the Hennessy Funds and their shareholders.  In light of these factors, the Hennessy Funds have determined that their leadership structure is appropriate.

BOARD OVERSIGHT OF RISK

Through its direct oversight role, and indirectly through the Audit Committee, Hennessy Funds officers, and service providers, the Board of Trustees performs a risk oversight function for the Hennessy Funds.  To effectively perform its risk oversight function, the Board of Trustees, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Hennessy Funds; reviews and approves, as applicable, the compliance policies and procedures of the

Hennessy Funds; approves the Hennessy Funds’ principal investment policies; meets with representatives of various service providers, including the Manager and the independent registered public accounting firm of the Hennessy Funds, to review and discuss the activities of the Hennessy Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Hennessy Funds who oversees the implementation and testing of the Hennessy Funds’ compliance program and reports to the Board of Trustees regarding compliance matters for the Hennessy Funds and their service providers.

The Hennessy Funds have an Audit Committee, which is discussed below.  The Audit Committee plays a significant role in the risk oversight of the Hennessy Funds as they meet annually with the auditors of the Hennessy Funds and regularly with the Hennessy Funds’ chief compliance officer to discuss, among other things, financial risk, including internal controls over financial reporting.

BOARD COMMITTEES

The Board of Trustees has an Audit Committee whose members are Messrs. DeSousa, Doyle (Chairman) and Richardson.  The primary functions of the Audit Committee are to recommend to the Board of Trustees the independent registered public accounting firm to be retained to perform the annual audit, to review the results of the audit, to review the Funds’ internal controls and to review certain other matters relating to the Funds’ independent registered public accounting firm and financial records.  The Audit Committee met once during the fiscal year ended October 31, 2013.

BOARD COMPENSATION

The Hennessy Funds pay Trustees who are not interested persons of the Funds (each, a “Disinterested Director”) fees for serving as Trustees.  Prior to February 28, 2014, the Disinterested Directors received the following fees for service as a Trustee: HMFI paid each Disinterested Director a $750 fee per series of HMFI for each meeting of the Board of Trustees attended; HFT paid each Disinterested Director a $750 fee per series of HFT for each meeting of the Board of Trustees attended; HFI paid each Disinterested Director a $1,000 fee for each meeting of the Board of Trustees attended, of which the predecessor funds to the Total Return Fund and the Balanced Fund each paid one-half; and HSFT paid each Disinterested Director a $750 fee per series of HSFT for each meeting of the Board of Trustees attended.  After February 28, 2014, HFT pays each Disinterested Director an $11,500 fee for each meeting of the Board of Trustees attended, of which each of the Total Return Fund and the Balanced Fund pays $500 and each of the other Hennessy Funds pays $750.  The Hennessy Funds may also reimburse Trustees for travel expenses incurred in order to attend meetings of the Board of Trustees.

The Funds commenced operations on or following the date of this SAI.  The table below sets forth the compensation paid by HFT to each of the current Trustees for services as Trustees for the 12 months ended October 31, 2012:  [Compensation information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Name of Person	Aggregate Compensation from HFT	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFT and Fund Complex (1) Paid to Directors

Disinterested Directors

J. Dennis DeSousa	$11,250	$0	$0	$31,250

Robert T. Doyle	$11,250	$0	$0	$31,250

Gerald P. Richardson	$11,250	$0	$0	$31,250

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$0	$0	$0	$0
(1)The Hennessy Funds are the only funds in the fund complex.

The table below sets forth the compensation estimated to be paid to HFT to each of the current Trustees of HFT for services as Trustees for the 12 months ending October 31, 2014:

Name of Person	Aggregate Compensation from HFT	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFT and Fund Complex (1) Paid to Directors

Disinterested Directors

J. Dennis DeSousa	$41,250	$0	$0	$46,000

Robert T. Doyle	$41,250	$0	$0	$46,000

Gerald P. Richardson	$41,250	$0	$0	$46,000

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$0	$0	$0	$0

Because the Manager and the Administrator perform substantially all of the services necessary for the operation of the Funds, the Funds require no employees.  No officer, director, or employee of the

Manager or the Administrator receives any compensation from the Funds for acting as a Trustee or Officer (other than the Funds’ compliance officers).

ADVISORY BOARD

The Board of Trustees of HFT has established an advisory board (the “Advisory Board”) whose members each previously served as the Independent Trustees of the ten funds previously managed by FBR Fund Advisers (the “FBR Funds”), the management contracts for which were acquired by the Manager on October 26, 2012.  Information regarding the members of the Advisory Board is set forth below.  The members of the Advisory Board will serve in that capacity for a two-year period commencing on October 26, 2012.  The Advisory Board provides guidance to the Board of Trustees as to investments of the successor funds to the FBR Funds, as well as the following three other funds that are also advised by the Manager – the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, and the Cornerstone Large Growth Fund – but does not determine whether any security or any other investment should be purchased or sold.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past Five Years) Held by Trustee

Michael A. Willner Age: 57 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	CEO AlphaGrip, Inc. since 2001.	10	None.
Charles O. Heller Age: 78 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	President, Annapolis Capital Group, since 2005; and Athlone Global Security (venture capital firm) from 2006-2008.	10	None.
David B. Adcock Age: 62 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	Consultant, since 2006; General Counsel, Duke University and Duke University Health System 1982-2006.	10	The Victory Portfolios (16 portfolios); The Victory Institutional Funds (one portfolio); The Victory Variable Insurance Funds (one portfolio).
William E. Cole, Jr. Age: 64 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	Retired, 2006. Partner, Ernst & Young LLP, 1972-2006.	10	None.

 As compensation for their service, the members of the Advisory Board each receive $25,000 annually.  Because the Advisory Board was not in operation prior to October 26, 2012, and no fees were paid prior to October 31, 2012, information regarding compensation for the members of the Advisory Board for the past year is not presented.  [Compensation information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

The following tables set forth the dollar range of equity securities beneficially owned by each Advisory Board member in the Funds as of December 31, 2012: [Ownership information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Dollar Range of
		Dollar Range of	Equity Securities	Dollar Range of
	Dollar Range of	Equity Securities	in the	Equity Securities
Name of	Equity Securities	in the Large Cap	Small Cap	in the
Trustee	in the Focus Fund	Financial Fund	Financial Fund	Technology Fund

Michael A. Willner	None	None	None	None

Charles O. Heller	None	None	None	None

David B. Adcock	None	None	None	None

William E. Cole, Jr.	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in the Gas Utility Index Fund	Dollar Range of Equity Securities in the Equity and Income Fund	Dollar Range of Equity Securities in the Core Bond Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)

Michael A. Willner	None	None	None	None

Charles O. Heller	None	None	None	None

David B. Adcock	None	None	None	None
William E. Cole, Jr.	None	None	None	None
______________________________ (1)The Hennessy Funds are the only funds in the “family of investment companies.”

None of the Advisory Board members, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by, or under common control with the Manager.

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

Because the Funds commenced operations on or following the date of this SAI, this information is based on the ownership of the Predecessor Funds as of January 31, 2013.  As of this date, the Officers and Trustees of the Hennessy Funds as a group (10 persons) owned an aggregate of less than 1% of the outstanding Investor Class shares of each Fund and less than of the outstanding Institutional Class shares of each Fund.  [Ownership information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

 No person is deemed to “control” any of the Funds, as that term is defined in the 1940 Act, because no Fund knows of any person who owns beneficially or through controlled companies more than 25% of a Fund’s shares or who acknowledges the existence of control.  The Funds do not control any person.

As of January 31, 2013, the following shareholders owned more than 5% of the outstanding voting securities of the Funds.  These holders are referred to as principal shareholders.  [Ownership information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Cornerstone Growth Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	8,233,618	37.41%

National Financial Services LLC * Attn: Mutual Funds Dept. 5th FL New York, NY 10281-1003	4,491,642	20.41%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	2,285,975	10.39%

*           Owned of record.

Cornerstone Growth Fund – Institutional Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	354,188	16.24%

National Financial Services Corp. * For the Benefit of our Customers New York, NY 10281-5503	276,926	12.70%

First Clearing LLC * Saint Louis, MO 63103-2523	276,638	12.68%

Pershing LLC * P.O. Box 2052 Jersey City, NJ 07303-2052	169,320	7.76%

Ameritrade, Inc. * For the Benefit of its Customers P.O. Box 2226 Omaha, NE 68103-2226	132,699	6.08%

Armed Forces Benefit Association * Attn: Debbie French Alexandria, VA 22314-1555	111,244	5.10%

*           Owned of record.

Cornerstone Mid Cap 30 Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * For the Benefit of Customers San Francisco, CA 94105-1905	2,909,563	32.54%

National Financial Services LLC * For the Exclusive Benefit of our Customers New York, NY 10281-1003	1,983,782	22.19%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	548,587	6.14%

*           Owned of record.

Cornerstone Mid Cap 30 Fund – Institutional Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers San Francisco, CA 94105-1905	1,233,305	50.50%

National Financial Services Corp. * For the Benefit of our Customers New York, NY 10281-5503	507,365	20.78%

*           Owned of record.

Cornerstone Value Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * San Francisco, CA 94105-1905	953,550	10.99%

National Financial Services LLC * New York, NY 10271-1003	648,202	7.47%

*           Owned of record.

Cornerstone Value Fund – Institutional Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Customers San Francisco, CA 94105-1905	62,731	30.73%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	38,728	18.97%

Eastport Health Care, Inc. * Attn: Charles Wellman P.O. Box H Eastport, ME 04631-0900	26,111	12.79%

Kishor Nathmal Jain Custody * Sendeep Kishor Jain Frankfort, IL 60423-1058	26,110	12.79%

Thomas F. Smith and Killian M. Smith JTWROS * Decatur, GA 30034-4408	19,208	9.45%

National Financial Services Corp. * For the Benefit of our Customers New York, NY 10281-5503	11,508	5.64%

*           Owned of record.

Total Return Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Customers San Francisco, CA 94105-1905	665,598	11.32%

National Financial Services Corp. * For the Benefit of our Customers New York, NY 10281-5503	650,563	11.06%

*           Owned of record.

Balanced Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Customers San Francisco, CA 94104-4151	231,636	20.69%

Lovi Family Living Trust * Leo Lovi & Lorraine Lovi Redwood City, CA 94061-3920	69,523	6.21%

National Financial Services Corp. * For the Exclusive Benefit of Customers New York, NY 10281-5503	63,177	5.64%

*           Owned of record.

Japan Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * For the Benefit of our Customers San Francisco, CA 94105-1905	263,271	27.82%

Pershing LLC * For the Benefit of its Customers P.O. Box 2052 Jersey City, NJ 07303-2052	202,625	21.41%

National Financial Services LLC * For the Exclusive Benefit of our Customers New York, NY 10281-0003	200,452	21.18%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	68,168	7.20%

*           Owned of record.

Japan Fund – Institutional Class	Shares	Percentage

Charles Schwab & Co., Inc. * For the Benefit of Customers San Francisco, CA 94105-1905	219,144	55.34%

Christopher T. Whitman * London UK SW3 2AF 205 United Kingdom	84,044	21.22%

*           Owned of record.

Japan Small Cap Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * For the Benefit of our Customers San Francisco, CA 94105-1905	896,794	62.12%

National Financial Services LLC * For the Exclusive Benefit of our Customers New York, NY 10281-0003	301,824	20.91%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	124,644	8.63%

*           Owned of record.

The following tables set forth the dollar range of equity securities beneficially owned by each Trustee in the Funds as of December 31, 2012: [The dollar range of shares will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

None of the Trustees who are Disinterested Trustees, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

Name of Trustee	Dollar Range of Equity Securities in the Cornerstone Growth Fund	Dollar Range of Equity Securities in the Cornerstone Mid Cap 30 Fund	Dollar Range of Equity Securities in the Cornerstone Value Fund

Disinterested Directors

J. Dennis DeSousa	$10,001-$50,000	$10,001-$50,000	None

Robert T. Doyle	None	None	None

Gerald P. Richardson	$10,001-$50,000	$10,001-$50,000	None

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Name of Trustee	Dollar Range of Equity Securities in the Total Return Fund	Dollar Range of Equity Securities in the Balanced Fund	Dollar Range of Equity Securities in the Japan Fund

Disinterested Directors

J. Dennis DeSousa	$10,001-$50,000	$10,001-$50,000	None

Robert T. Doyle	$10,001-$50,000	None	None

Gerald P. Richardson	$1-$10,000	$1-$10,000	None

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Name of Trustee	Dollar Range of Equity Securities in the Japan Small Cap Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)

Disinterested Directors

J. Dennis DeSousa	None	$50,000-$100,000

Robert T. Doyle	None	$10,001-$50,000

Gerald P. Richardson	None	Over $100,000

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$10,001-$50,000	Over $100,000

The Hennessy Funds are the only funds in the fund complex.

MANAGEMENT OF THE FUNDS

THE MANAGER

The investment adviser to the Hennessy Funds is Hennessy Advisors, Inc. (the “Manager”).  The Manager acts as the investment manager of each Fund pursuant to a management agreement with HFT (the “Management Agreement”).  The Manager furnishes continuous investment advisory services and management to the Hennessy Funds.  The Manager is controlled by Neil J. Hennessy, who currently owns 31.8% of the outstanding voting securities of the Manager.

Under the Management Agreement, the Manager is entitled to an investment advisory fee in respect of each Fund, computed daily and payable monthly, at the annual rate of each Fund’s average daily net assets as shown below:

Cornerstone Growth Fund	0.74%

Cornerstone Mid Cap 30 Fund	0.74%

Cornerstone Value Fund	0.74%

Total Return Fund	0.60%

Balanced Fund	0.60%

Japan Fund	1.00%

Japan Small Cap Fund	1.20%

Pursuant to the Management Agreement, the Manager is responsible for investment management of each Fund’s portfolio, subject to general oversight by the Board of Trustees, and provides the Funds with office space.  In addition, the Manager is obligated to keep certain books and records of the Funds.  In connection therewith, the Manager furnishes each Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Funds’ custodian, administrator or transfer agent.

Under the terms of the Management Agreement, each Fund bears all expenses incurred in its operation that are not specifically assumed by the Manager, the Administrator (as defined below) or the Distributor (as defined below) (other than pursuant to the 12b-1 plan of the Total Return Fund and the Balanced Fund).  General expenses of the Funds not readily identifiable as belonging to one of the Funds are allocated among the Funds by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.  Expenses borne by each Fund include, but are not limited to, the following (or the Fund’s allocated share of the following): (i) the cost (including brokerage commissions, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses relating to the registration and qualification of HFT or the shares of a Fund under federal or state securities laws and maintenance of such registrations and qualifications; (v) fees and expenses payable to Disinterested Directors; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, trustees’ and officers’ insurance and fidelity bonds; (viii) legal, accounting and auditing expenses; (ix) charges of custodian, transfer agent and other agents; (x) expenses of setting in type and providing a camera-ready copy of the Fund Prospectus and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto and reports and proxy materials for existing shareholders; (xi) any extraordinary expenses (including fees and disbursements of counsel) incurred by HFT or the Fund; (xii) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (xiii) a portion of the salaries of the Funds’ compliance officers); and (xiv) costs of meetings of shareholders.  The Manager may voluntarily waive its management fee or subsidize other Fund expenses.  This may have the effect of increasing a Fund’s return.

Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by HFT or any Fund in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Management Agreement has an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.  The Management Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act).  The Management Agreement may be terminated by HFT with respect to a Fund or by the Manager upon 60 days’ prior written notice.

The Manager has undertaken to reimburse each of the Funds to the extent that the aggregate annual operating expenses of the Institutional Class shares (other than with respect to the Japan Fund), including the investment advisory fee and the administration fee (but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, acquired fund fees and expenses, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items), exceed that percentage of the average net assets of the Fund’s Institutional Class shares for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 0.98%.

With respect to the Investor Class shares, the Manager has undertaken to reimburse each Fund to the extent that the aggregate annual operating expenses of the Investor Class shares, including the investment advisory fee and the administration fee (but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, acquired fund fees and expenses, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items), exceed that percentage of the average net assets of the Fund’s Investor Class shares for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale.  As of the date hereof, no such state law provision was applicable to any Fund.

If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Manager for the amount of such excess.  In such a situation, the monthly payment of the Manager’s fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Manager’s fee, the Manager will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund’s fiscal year if accrued expenses thereafter fall below this limit.  If, in any of the three fiscal years following any fiscal year in which the Manager has reimbursed a Fund for excess expenses, such Fund’s expenses, as a percentage of such Fund’s average net assets, are less than the applicable expense ratio limit, such Fund shall repay to the Manager the amount the Manager reimbursed the Fund; provided, however, that the Fund’s expense ratio shall not exceed the applicable limit.

During the fiscal years ended October 31, 2012, 2011, and 2010, the Predecessor Funds paid the following investment advisory fees to the Manager.  For the fiscal years ended October 31, 2012, 2011, and 2010, the Manager did not reimburse fees and expenses of any of these Funds.  [Investment advisory fee information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Investment Advisory Fees Paid to Manager

	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011	Fiscal Year Ended October 31, 2010

Cornerstone Growth Fund	$1,612,148	$1,444,144	$1,639,511

Cornerstone Mid Cap 30 Fund	$1,205,874	$1,193,413	$1,083,048

Cornerstone Value Fund	$912,705	$1,016,889	$1,130,082

Total Return Fund	$425,005	$392,389	$337,824

Balanced Fund	$136,881	$81,461	$72,662

Japan Fund	$205,473	$310,543	$552,830

Japan Small Cap Fund	$179,755	$290,179	$184,064

SUB-ADVISORS

Sub-advisors of the Funds are employed by and may be terminated by the Manager subject to prior approval by the Board of Trustees.  The employment of a new sub-advisor currently requires the prior approval of the shareholders of the applicable Fund, except that HFT may request an order of the SEC exempting the Funds from the requirements under the 1940 Act relating to shareholder approval of a new sub-advisor.  There can be no assurance that HFT will request such an order, or, if requested, that such an order will be granted with respect to the Funds.  Selection and retention criteria for sub-advisors include the following: (i) their historical performance records; (ii) consistent performance in the context of the markets; (iii) organizational stability and reputation; (iv) the quality and depth of investment personnel; and (v) the ability of the sub-advisor to apply its approach consistently.  Different sub-advisors will not necessarily exhibit all of the criteria to the same degree.  Sub-advisors are paid by the Manager (not by the Funds).  Each sub-advisor’s activities are subject to general supervision by the Manager and the Board of Trustees.  Although the Manager and the Board of Trustees do not evaluate the investment merits of a sub-advisor’s specific securities selections, they do review the performance of each sub-advisor relative to the selection criteria.

The Manager has delegated the day-to-day management of the Japan Fund and the Japan Small Cap Fund to SPARX Japan and has entered into a sub-advisory contract with SPARX Japan (the “Sub-Advisory Agreement”).  Pursuant to the Sub-Advisory Agreement, SPARX Japan makes specific portfolio investments in accordance with the applicable Fund’s investment objective and the sub-advisor’s investment approach and strategies.

Founded in 1989, SPARX Asset Management Co., Ltd., the sub-advisor to the Japan Fund and the Japan Small Cap Fund, is an independent financial services company headquartered in Tokyo.  In 2006, the company renamed itself to SPARX Group Co., Ltd. (“SPARX Group”) and all asset management activities were transferred to a new company known as SPARX Asset Management Co., Ltd.   SPARX Japan is a wholly-owned subsidiary of SPARX Group.  SPARX Group is a publicly-listed company traded on the JASDAQ securities exchange, which is controlled by majority shareholder and Chairman, Mr. Shuhei Abe.  SPARX Japan is registered as an investment adviser with the SEC.

SPARX Japan is registered with the Japanese authority to conduct the investment management business, the investment advisory and agency business and the second financial instruments business.  In addition, SPARX Japan performs various investment and research functions and performs investment advisory activities and fund administration for its Japanese and international clients in the area of Japanese equity investment.

Under the Sub-Advisory Agreement, the Manager (not the Funds) pays SPARX Japan monthly, at an annual rate of 0.35% of the average daily net assets of the Japan Fund and an annual rate of 0.20% of the average daily net assets of the Japan Small Cap Fund.

The Sub-Advisory Agreement may be terminated at any time without the payment of any penalty, immediately upon written notice to the other parties in the event of a breach of any provision of the Sub-Advisory Agreement by the party so notified (the notified party has 30 days after written notice to cure the breach), or otherwise, upon giving 60 days’ written notice to the others. The Sub-Advisory Agreement will automatically terminate if it is assigned.

The Sub-Advisory Agreement provides that SPARX Japan will not be liable to the Manager for, and the Manager will not take any action against SPARX Japan or hold SPARX Japan liable for, any error of judgment or mistake of law or for any loss suffered by the Funds (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of SPARX Japan’s duties under the Sub-Advisory Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SPARX Japan in the performance of its duties under the Sub-Advisory Agreement, or by reason of its reckless disregard of its obligations and duties under the Sub-Advisory Agreement.  The Sub-Advisory Agreement also provides that SPARX Japan and its officers, directors and employees are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees, or employees of any other firm or corporation.

In addition to entering into the Sub-Advisory Agreement, the Manager and SPARX Japan have entered into an arrangement that requires certain payments (by the Manager and not the Funds) in the event of the termination of SPARX Japan.  Specifically,  if the Sub-Advisory Agreement is terminated without having provided SPARX Japan with at least 60 calendar days advance written notice of such termination, then all fees will become due and owing to SPARX Japan under the Sub-Advisory Agreement promptly after the termination date of SPARX Japan, and the amount of such fees will be calculated by treating the termination date as the date that is 60 full calendar days after the date SPARX Japan received written notice of its termination and, for the calendar days following the termination date, basing the calculation of the fee on the aggregate NAV of the Funds as of the close of business on the business day immediately preceding the termination date.  To avoid duplication of fees, any fees owed to SPARX Japan under this provision of the arrangement will be reduced by any fees owed to SPARX Japan under the Sub-Advisory Agreement in connection with the termination of the Sub-Advisory Agreement.

THE PORTFOLIO MANAGERS

Cornerstone Growth Fund, Cornerstone Mid Cap 30 Fund, Cornerstone Value Fund, Total Return Fund, and Balanced Fund

The portfolio managers to these Funds may have responsibility for the day-to-day management of accounts other than the Funds.  Information regarding these other accounts and the Funds is set forth below.  The number of accounts and assets is shown as of October 31, 2012.  [The portfolio manager information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Neil J. Hennessy	0 $829.24 million	0 $1.3 million	0 $ 0	0 $ 0	0 $ 0	0 $ 0
Brian Peery	0 $829.24 million	0 $1.3 million	0 $ 0	0 $ 0	0 $ 0	0 $ 0

The portfolio managers are often responsible for managing other accounts.  The Manager typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the portfolio managers (for example, cross trades between the Funds and another account and allocation of aggregated trades).  The Manager has developed policies and procedures reasonably designed to mitigate those conflicts.  In particular, the Manager has adopted policies limiting the ability of portfolio managers to cross securities between Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers are compensated in various forms.  The following table outlines the forms of compensation paid to the portfolio managers as of October 31, 2013.

Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)

Salary	Hennessy Advisors, Inc.
The board of directors of Hennessy Advisors, Inc. determines Neil J. Hennessy’s salary or Brian Peery’s salary, as the case may be, on an annual basis, and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

Performance Bonus	Hennessy Advisors, Inc.
The board of directors contractually grants to Neil J. Hennessy an annual performance bonus equal to 10% of the pre-tax profit of Hennessy Advisors, Inc., as computed for financial reporting purposes in accordance with generally accepted accounting principles subject to certain exceptions as set forth in his employment agreement.  Brian Peery is eligible for a discretionary bonus each year, which is determined by the executive officers of Hennessy Advisors, Inc.

The following tables set forth the dollar range of equity securities of each Fund beneficially owned by the portfolio manager as of October 31, 2013:

Name	Dollar Range of Equity Securities in the Cornerstone Growth Fund	Dollar Range of Equity Securities in the Cornerstone Mid Cap 30 Fund	Dollar Range of Equity Securities in the Cornerstone Value Fund

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Brian Peery	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Name	Dollar Range of Equity Securities in the Total Return Fund	Dollar Range of Equity Securities in the Balanced Fund

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000

Brian Peery	$1-$10,000	$1-$10,000

Japan Fund and Japan Small Cap Fund

Material Conflicts Related to Management of Similar Accounts.  Portfolio managers at SPARX Japan manage multiple accounts for a diverse client base, including institutional investors, banking and thrift institutions, pension and profit sharing plans, businesses, private investment partnerships and companies, and sophisticated, high net worth individuals.  SPARX Japan has a fiduciary obligation to recognize potential conflicts of interest and manage them carefully through appropriate policies, procedures and oversight.  Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts with similar investment objectives and strategies as the Japan Fund or the Japan Small Cap Fund (“Similar Accounts”), SPARX Japan has procedures in place that are designed to ensure that all accounts are treated fairly and that the Funds are not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (for example, long and short positions in the same security, as described below), which include internal review processes and oversight by independent third parties.  In addition, the Funds, as series of a registered investment company, are subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of SPARX Japan’s “side-by-side management” of the Funds and Similar Accounts, including hedge funds (where SPARX Japan receives performance-based fees).  For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as SPARX Japan may be perceived as causing accounts it manages to participate in an offering to increase SPARX Japan’s overall allocation of securities in that offering, or to increase SPARX Japan’s ability to participate in future offerings by the same underwriter or issuer.  Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as SPARX Japan may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability.  Additionally, portfolio managers may be perceived to have a conflict of interest because of the multiple Similar Accounts, in addition to the Japan Fund and the Japan Small Cap Fund that they are managing on behalf of SPARX Japan. Although SPARX Japan does not track each individual portfolio manager’s time dedicated to each account, SPARX Japan periodically reviews each portfolio manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Funds.  In addition, SPARX Japan could be viewed as having a conflict of interest to the extent that SPARX Japan and/or portfolios managers have a materially larger investment in a Similar Account than their investment in the Funds.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.  Certain hedge funds managed by SPARX Japan may also be permitted to sell securities short.  When SPARX Japan engages in short sales of securities of the type in which the Japan Fund or the Japan Small Cap Fund invests, SPARX Japan could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall.  As described above, SPARX Japan has procedures in place to address these conflicts. SPARX Japan’s trading policies and procedures attempt to follow established best practices and to address, where necessary, the challenges SPARX Japan faces in managing specifically the Funds and the Similar Accounts.

Compensation for Portfolio Managers.  SPARX Japan’s portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks and fees to those managed on behalf of the Japan Fund and the Japan Small Cap Fund.  Portfolio managers responsible for managing the Funds may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles and separate accounts.

SPARX Japan compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.  The compensation package for the portfolio managers of the Japan Fund and the Japan Small Cap Fund consists of a salary and incentive bonus comprised of cash and equity in SPARX Japan’s parent company.  Various factors are considered in the determination of a portfolio manager’s compensation.  Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account.  All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his positive and consistent performance contribution over time.  Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce SPARX Japan’s investment philosophy such as leadership, teamwork and commitment.

In determining the incentive bonus, consideration is given to personal and overall firm performance.  Consideration is given to the portfolio manager’s quantitative performance as measured by his ability to make investment decisions that contribute to total returns, by comparison to a predetermined benchmark (for the Japan Fund and the Japan Small Cap Fund, as set forth in the Fund Prospectus) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, as applicable), as well as performance relative to peers.  In addition, the portfolio manager’s bonus can be influenced by subjective measurement of the manager’s ability to help others make investment decisions.  The executive management team of the SPARX Group has discretion to determine the size of the portfolio manager’s bonus.  As a result, the percentage of compensation of salary and bonus will vary.

The portfolio managers of the Japan Fund and the Japan Small Cap Fund also have the opportunity to participate in the SPARX Japan equity program, which awards stock or stock options to those individuals who have been identified as key contributors as well as future leaders of SPARX Japan.  The awards generally vest over a three-to-five year period.

The chart below includes information regarding the members of the portfolio management teams responsible for managing the Predecessor Japan Fund and the Predecessor Japan Small Cap Fund as of October 31, 2012.  Specifically, it shows the number of portfolios (other than the Fund(s) managed by him) and assets managed by each portfolio manager. As noted in the chart, the portfolio managers managing the Funds may also individually be responsible for managing Similar Accounts.  [The portfolio manager information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles(1)(2)	Other Accounts(1)(2)

Masakazu Takeda	0	4 ($142 million)	1 ($60 million)

Tadahiro Fujimura	0	5 ($290 million)	3 ($914 million)

Yu Shimizu	0	3 ($74 million)	0 ($0 million)

Hedehiro Moriya	0	3 ($28 million)	0 ($0 million)

(1)	Total assets in accounts as of October 31, 2012.
(2)
One of the pooled accounts managed by Mr. Takeda has performance-based fees, with total assets as of October 31, 2012 of $54 million.  Two of the other pooled investment vehicles managed by Mr. Fujimura have performance-based fees, with total assets as of October 31, 2012 of $69 million.  One of the other accounts managed by Mr. Fujimura has performance-based fees, with total assets as of October 31, 2012 of $45 million.  One of the other pooled investment vehicles managed by Mr. Shimizu has performance-based fees, with total assets of $23 million as of October 31, 2012.  Two of the other pooled investment vehicles managed by Mr. Moriya has performance-based fees, with total assets of $21 million as of October 31, 2012.

The following table sets forth the dollar range of equity securities of the Japan Fund and the Japan Small Cap Fund beneficially owned by the portfolio managers as of October 31, 2013:

Name	Dollar Range of Equity Securities in the Japan Fund	Dollar Range of Equity Securities in the Japan Small Cap Fund

Masakazu Takeda	None	None

Tadahiro Fujimura	None	None

Yu Shimizu	None	None

Hidehiro Moriya	None	None

THE ADMINISTRATOR

U.S. Bancorp Fund Services, LLC (the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration services to the Funds pursuant to a Fund Administration Servicing Agreement with HFT (the “Administration Agreement”).  The Administration Agreement provides that the Administrator will furnish the Funds with various administrative services including, but not limited to, (i) the preparation and coordination of reports to the Board of Trustees; preparation and filing of securities and other regulatory filings (including state securities filings); (ii) marketing materials, tax returns and shareholder reports; (iii) review and payment of Fund expenses; (iv) monitoring and oversight of the activities of the Funds’ other servicing agents (i.e., transfer agent, custodian, accountants, etc.); (v) maintaining books and records of the Funds; and (vi) administering shareholder accounts.  In addition, the Administrator may provide personnel to serve as officers of the Hennessy Funds.  The salaries and other expenses of providing such personnel are borne by the Administrator.  Under the Administration Agreement, the Administrator is required to exercise reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Hennessy Funds in connection with its performance as Administrator, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

For all services provided pursuant to the Administration Agreement, Fund Accounting Services Agreement (see below), Custodian Agreement (see below), and Transfer Agent Agreement (see below), the Administrator and its affiliates will receive from the Funds an annual fee, payable monthly, based on the average daily net assets of all of the Funds.  Subject to certain fee waivers, the annual fee for the Hennessy Funds complex is equal to 0.255% of the first $1 billion of the average daily net assets of the Hennessy Funds complex, 0.21% of the next $1 billion of the average daily net assets of the Hennessy Funds complex and 0.17% of the average daily net assets of the Hennessy Funds complex in excess of $2 billion, subject to a minimum annual fee for the Hennessy Funds complex of $600,000.  The Administration Agreement will remain in effect until terminated by either party.  The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees upon the giving of 90 days’ written notice to the Administrator, or by the Administrator upon the giving of 90 days’ written notice to the Trust.

During the fiscal years ended October 31, 2012, 2011, and 2010, the Administrator received the following amounts in administration fees from the Predecessor Funds, after waiving certain fees.

[Administration information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Fees Paid to Administrator

	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011	Fiscal Year Ended October 31, 2010

Cornerstone Growth Fund	$551,531	$494,629	$560,727

Cornerstone Mid Cap 30 Fund	$373,051	$374,949	$330,055

Cornerstone Value Fund	$310,284	$348,642	$388,012

Total Return Fund	$180,627	$166,765	$143,575

Balanced Fund	$58,174	$34,621	$30,882

Japan Fund	$52,396	$79,189	$140,972

Japan Small Cap Fund	$38,198	$61,663	$39,113

ACCOUNTING SERVICES AGREEMENT

The Administrator also provides fund accounting services to the Funds pursuant to a Fund Accounting Servicing Agreement with HFT (the “Fund Accounting Servicing Agreements”).  For its accounting services, the Administrator and its affiliates are entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under “THE ADMINISTRATOR.”

TRANSFER AGENT AND CUSTODIAN

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Funds pursuant to a Transfer Agent Agreement with HFT (the “Transfer Agent Agreement”).  Under the Transfer Agent Agreement, the Transfer Agent has agreed to issue and redeem shares of each Fund, make dividend and other distributions to shareholders of each Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts and make periodic reports to the Funds.

U.S. Bank, National Association (the “Custodian”), Custody Operations, 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI  53212, serves as custodian for the Funds pursuant to a Custodian Agreement with HFT (the “Custodian Agreement”).  The Custodian and the Administrator are affiliates of each other.  Under the Custodian Agreement, the Custodian will be responsible for, among other things, receipt of and disbursement of funds from the Funds’ accounts, establishment of segregated accounts as necessary, and transfer, exchange and delivery of Fund portfolio securities.

THE DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the distributor for the Funds pursuant to a Distribution Agreement with HFT (the “Distribution Agreement”).  The Distributor and the Administrator are affiliates of each other.  Under the Distribution Agreement, the Distributor provides, on a best efforts basis and without compensation from HFT (except pursuant to Rule 12b-1 plans), distribution-related services to each Fund in connection with the continuous offering of the Funds’ shares.

CODE OF ETHICS

HFT and the Manager have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act.  This Code of Ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Hennessy Funds.  This Code of Ethics, with certain exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.

PROXY VOTING POLICY

Information on how the Predecessor Funds voted proxies during the most recent 12-month period ended June 30 is available on the Funds’ website at http://www.hennessyfunds.com or the website of the SEC at http://www.sec.gov.

Cornerstone Growth Fund, Cornerstone Mid Cap 30 Fund, Cornerstone Value Fund, Total Return Fund, and Balanced Fund

These Funds’ proxy voting policy with respect to voting proxies relating to the securities held in a Fund’s portfolio follows the so-called “Wall Street Rule”.  The Wall Street Rule causes the Funds to either vote as management recommends or to sell the stock prior to the shareholder proxy meeting or vote.  The Funds’ Board of Trustees believe that following the “Wall Street Rule” is consistent with the economic best interests of the shareholders.  The Funds employ formula-based investment strategies requiring that securities be held for a period of one year and then sold to affect a rebalancing of the investment portfolios.  The “Wall Street Rule” proxy voting policy is consistent with these investment strategies.

There may be instances where the interests of the Funds’ investment adviser may conflict or appear to conflict with the interests of the Funds.  In such instances the Funds’ investment adviser will disclose the conflict to the Funds’ Trustees who are not “interested” persons of the Funds (referred to as “independent Trustees”) prior to the vote.  In such situations the Funds will vote proxies in accordance with the “Wall Street Rule” unless the independent Trustees determine that it is in the economic best interests of the shareholders to vote otherwise.

Japan Fund and Japan Small Cap Fund

The Board of Trustees has delegated authority for making voting decisions with respect to the portfolio securities of the Japan Fund and the Japan Small Cap Fund to SPARX Japan.  SPARX Japan has adopted a proxy voting policy (the “Policy”) that provides as follows:

●
SPARX Japan generally votes proxies in a manner consistent with decisions of the Investment Committee of SPARX Japan (the “Committee”), which makes voting decisions pursuant to its Equity Voting Guidelines (the “Guidelines”), unless as otherwise permitted by the Policy (such as when specific interests and issues require that a client’s vote be cast differently from the Committee’s decision in order to act in the best economic interests of clients).

●
Where a material conflict of interest has been identified and the matter is covered by the Guidelines, proxies are voted in accordance with the Guidelines.  Where a conflict of interest has been identified and the matter is not covered in the Guidelines, SPARX Japan will disclose the conflict and the determination of the manner in which to vote to the Board.

●	SPARX Japan may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients’ overall best interests not to vote.

The Guidelines address proxy voting on particular types of matters such as elections for directors, adoption of option plans and anti-takeover proposals.  For example, the Committee’s decisions generally will:

●	support management in most elections for directors, unless there are clear concerns about the past performance of the company or the board fails to meet minimum corporate governance standards;

●
support option plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership and more closely align employee interests with those of shareholders; and

●
vote for mergers, acquisitions and sales of business operations, unless the impact on earnings or voting rights for one class or group of shareholders is disproportionate to the relative contributions of the group or the company’s structure following the acquisition or merger does not reflect good corporate governance, and vote against such actions if the companies do not provide sufficient information upon request concerning the transaction.

PORTFOLIO TRANSACTIONS

Subject to policies established by the Board of Trustees, the Manager is responsible for the execution of Fund transactions and the allocation of brokerage transactions for the respective Funds.  As a general matter in executing Fund transactions, the Manager may employ or deal with such brokers or dealers that may, in the Manager’s best judgment, provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates.  In selecting brokers or dealers, the Manager will consider all relevant factors, including the price (including the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience and financial stability of the broker-dealer, the quality of service, difficulty of execution and operational facilities of the firm involved and in the case of securities, the firm’s risk in positioning a block of securities.  Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time.  Each Fund that invests in securities traded in the over-the-counter markets may engage in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.  A Fund has no obligation to deal with any broker or group of brokers in the execution of Fund transactions.

The Manager may select broker-dealers that provide it with research services and may cause a Fund to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.  Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds or accounts and, conversely, research services furnished to the Manager by brokers in connection with other funds or accounts the Manager advises may be used by the Manager in advising a Fund.  Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Agreement.  The Funds may purchase and sell Fund portfolio securities to and from dealers who provide the Fund with research services.  Fund transactions will not be directed to dealers solely on the basis of research services provided.

Investment decisions for each Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing considerations for the various accounts.  However, the same investment decision may be made for a Fund and one or more of such accounts.  In such cases, simultaneous transactions are inevitable.  Purchases or sales are then allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s).  Although in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

The Predecessor Funds paid the following amounts in portfolio brokerage commissions during the fiscal years ended October 31, 2012, 2011 and 2010:  [The portfolio brokerage commissions information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Fund	Fiscal Year Ended	Brokerage Commissions Paid	Transactions for Which Brokerage Commissions Were Paid
Cornerstone Growth Fund	October 31, 2012	$849,614	$419,198,893
	October 31, 2011	$1,107,485	$499,939,260
	October 31, 2010	$1,074,045	$492,425,300

Cornerstone Mid Cap 30 Fund	October 31, 2012	$96,700	$92,915,453
	October 31, 2011	$404,314	$333,050,379
	October 31, 2010	$395,233	$308,480,264

Cornerstone Value Fund	October 31, 2012	$167,836	$114,517,504
	October 31, 2011	$177,744	$150,407,884
	October 31, 2010	$390,542	$281,560,080

Total Return Fund	October 31, 2012	$11,842	$24,100,606
	October 31, 2011	$15,966	$26,941,171
	October 31, 2010	$21,138	$34,813,451

Balanced Fund	October 31, 2012	$3,449	$6,669,444
	October 31, 2011	$3,791	$6,828,701
	October 31, 2010	$5,400	$7,570,612

Japan Fund	October 31, 2012	$96,784	$444,346,126
	October 31, 2011	$68,764	$107,664,172
	October 31, 2010	$24,501	$22,227,178

Japan Small Cap Fund	October 31, 2012	$26,056	$34,672,351
	October 31, 2011	$38,411	$35,894,117
	October 31, 2010	$34,926	$30,095,274

Of the brokerage commissions paid by the predecessor funds to the Cornerstone Growth Fund for the fiscal year ended October 31, 2012, $156,588 in portfolio brokerage commissions on transactions totaling $64,957,454 were paid to brokers that provided research services to the Fund.

Of the brokerage commissions paid by the predecessor funds to the Cornerstone Mid Cap 30 Fund for the fiscal year ended October 31, 2012, $29,802 in portfolio brokerage commissions on transactions totaling $28,825,124 were paid to brokers that provided research services to the Fund.

None of the brokerage commissions paid by the predecessor funds to the Cornerstone Value Fund, the Total Return Fund, the Balanced Fund, the Japan Fund, or the Japan Small Cap Fund were paid to brokers that provided research services to such Funds.

PORTFOLIO TURNOVER

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded.  The Manager will adjust a Fund’s assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Manager deem it advisable for a Fund to purchase or sell securities.

High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses.  See “VALUATION OF SHARES” and “ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES” below.

The portfolio turnover for each Predecessor Fund for the 2011 and 2012 fiscal years is: [The portfolio turnover information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Predecessor Fund	2011	2012

Cornerstone Growth Fund	106%	90%
Cornerstone Mid Cap 30 Fund	107%	25%
Cornerstone Value Fund	40%	47%
Total Return Fund	21%	22%
Balanced Fund	39%	17%
Japan Fund	166%	2%
Japan Small Cap	61%	49%

DISCLOSURE OF PORTFOLIO HOLDINGS

POLICY.  The Board of Trustees of the Hennessy Funds has adopted the following policies regarding the disclosure of the portfolio holdings of the Funds:

The portfolio holdings information of the Funds are not released to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, rating and ranking organizations, or affiliated persons of the Funds or non-regulatory agencies except that:

(1)           A Fund will release holdings information for its portfolio quarterly to various rating and ranking services, including, but not limited to, Morningstar, Lipper, Standard and Poor’s, and Bloomberg.  The release of such information will usually be completed by U.S. Bancorp Fund Services as authorized by an officer of the Fund.  The holdings information released to such services will be as of the last day of the quarter.  This release of information is delivered by magnetic media or transmission and is generally released between the 15th and 20th calendar day following a calendar quarter end.

(2)           By virtue of their duties and responsibilities, the Transfer Agent, Custodian and Administrator of the Hennessy Funds (all third-party service providers) and the Manager will have daily regular access to the portfolio holdings information of the Funds.  The Transfer Agent will not release the portfolio holdings information of the Funds to anyone without the written authorization of an officer of the Hennessy Funds.

(3)           For the purposes of the trading of portfolio securities, the Manager may from time to time provide brokers with trade lists that may reflect, in part or in total, the portfolio holdings of a Fund.  The provision of such trade lists will be subject to customary broker confidentiality agreements and trading restrictions.

(4)           A Fund will release portfolio holdings information in its annual and semi-annual reports on SEC Form N-Q, on Form 13F and as requested or required by law to any governing or regulatory agency of the Fund.

(5)           An officer of a Fund may, subject to confidentiality agreements and trading restrictions, authorize the release of portfolio holdings information for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Manager or to a newly hired investment adviser or sub-advisor.

(6)           On the 4th business day following each calendar quarter-end a Fund may publicly release the names, percentages of Fund assets, and sector weightings of all of the assets in the Fund’s portfolio.  This information will be as of the last day of the calendar quarter-end and may be released in print, via the Fund’s website, or in other forms as requested by the public.

(7)           The Chief Compliance Officer of the Hennessy Funds may authorize the release of portfolio holding information on an exception basis provided that (a) the Chief Compliance Officer determines that such a release would be helpful to the shareholders of a Fund; (b) the holdings are released as of the end of a calendar month; (c) the holdings are not released until five calendar days after the end of the month; and (d) the exceptional release is reported to the Board of Trustees.

Under no circumstances shall the Hennessy Funds, the Manager or any officers, trustees or employees of the Funds or the Manager receive any compensation for the disclosure of portfolio holdings information.

There may be instances where the interests of a Fund’s shareholders respecting the disclosure of information about portfolio securities may conflict or appear to conflict with the interests of the Fund’s investment adviser, any principal underwriter for the Fund or an affiliated person of the Fund (including such affiliated person’s investment adviser or principal underwriter).  In such situations, the conflict must be disclosed to the Board of Trustees, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

The above policies may not be modified without approval of the Board of Trustees.

PROCEDURE.  Each year, the Hennessy Funds send a written authorization to the Transfer Agent authorizing the Transfer Agent to provide rating and ranking services with the quarterly portfolio information of the Funds.  The Transfer Agent releases such information to the rating and ranking services between the 5th and 10th of each month following a calendar quarter end.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

You may purchase and redeem shares of each Fund on each day that the New York Stock Exchange, Inc. (“NYSE”) is open for trading (“Business Day”).  Currently, the NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.  The NYSE may also be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  Purchases and redemptions of the shares of each Fund are effected at their respective net asset values per share determined as of the close of the NYSE (normally 4:00 p.m., Eastern time) on that Business Day.  The time at which the transactions are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m., Eastern time.

The Hennessy Funds may suspend redemption privileges of shares of any Fund or postpone the date of payment during any period (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Hennessy Funds to dispose of securities owned by them or to determine fairly the value of their assets; or (iii) as the SEC may otherwise permit.  The redemption price may be more or less than the shareholder’s cost, depending on the market value of the relevant Fund’s securities at the time.

The Hennessy Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  The Hennessy Funds use some or all of the following procedures to process telephone redemptions:  (i) requesting a shareholder to correctly state some or all of the following information:  account number, name(s), social security number registered to the account, personal identification, banking institution, bank account number and the name in which the bank account is registered; (ii) recording all telephone transactions; and (iii) sending written confirmation of each transaction to the registered owner.

The payment of the redemption price may be made in money or in kind, or partly in money and partly in kind, as determined by the Trustees.  However, each Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in money up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.  While the Rule is in effect, such election may not be revoked without the approval of the SEC.  It is contemplated that if the Fund should redeem in kind, securities distributed would be valued as described below under “VALUATION OF SHARES,” and investors would incur brokerage commissions in disposing of such securities.  If a Fund redeems in kind, the Fund will not distribute depository receipts representing foreign securities.

ABANDONED PROPERTY

It is important that the Funds maintain a correct address for each investor.  An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds.  Upon receiving returned mail, the Funds will attempt to locate the investor or rightful owner of the account.  If the Funds are unable to locate the investor, then they will determine whether the investor’s account has legally been abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

VALUATION OF SHARES

The net asset value for the shares of each Fund normally will be determined on each day the NYSE is open for trading.  The net assets of each Fund are valued as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each Business Day.  Each Fund’s net asset value per share is calculated separately.

For each Fund, the net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets, less its liabilities, by the number of outstanding shares of the Fund, and adjusting the result to the nearest full cent.  Securities listed on the NYSE, American Stock Exchange, now known as NYSE AMEX Equities, or other national exchanges (other than The NASDAQ Stock Market) are valued at the last sale price on the date of valuation, and securities that are traded on The NASDAQ Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation.  Bonds and other fixed-income securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing services when the Board of Trustees believes that such prices reflect the fair market value of such securities.  If there is no sale in a particular security on such day, it is valued at the mean between the bid and ask prices.  Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Trustees.  Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Trustees best to reflect their full value.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs.

ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES

The following is intended as a summary of additional federal income and excise tax considerations generally affecting the Funds and their U.S. shareholders that are not described in the prospectus.  No attempt is made to present a detailed explanation of the tax treatment of any Fund or its shareholders, and the discussions here and in the prospectus are not intended as substitutes for careful tax planning.  Accordingly, shareholders of the Funds are urged to consult their tax advisors with specific reference to their own tax circumstances.  Special tax considerations may apply to certain types of investors subject to special treatment (including, for example, insurance companies, banks and tax-exempt organizations, and foreign persons) under the Internal Revenue Code of 1986, as amended.  In addition, the tax discussion in the prospectus and this SAI is based on tax law in effect on the date of the prospectus and this SAI; such laws may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

TAXATION OF THE FUNDS

The Funds intend to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Code.  As long as a Fund so qualifies, the Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders, provided it distributes with respect to each taxable year at least 90% of the sum of the Fund’s investment company taxable income (determined without regard to the dividends paid deduction) and net tax-exempt interest income, if any, for such year.  If a Fund failed to qualify as a RIC in any fiscal year, it would be treated as a corporation for federal income tax purposes.  As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Shareholders of a Fund that did not qualify as a RIC would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities.  Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

To qualify as a RIC, a Fund must, among other things: (i) derive in each taxable year (the “gross income test”) at least 90% of its gross income from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies, and (b) net income from interests in “qualified publicly traded partnerships” (“QPTPs”) (as defined in the Code); and (ii) diversify its holdings (the “asset diversification test”) so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs, and other securities that, in respect of any one issuer, represent not more than 5% of the value of the Fund’s total assets nor more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of a single issuer, two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or one or more QPTPs.

Pursuant to the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a RIC that fails the gross income test for a taxable year is nevertheless considered to have satisfied the test for such year if (i) the RIC satisfies certain procedural requirements, and (ii) the RIC’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect.  However, in such case, a tax is imposed on the RIC for the taxable year in which, absent the application of the above cure provision, it would have failed the gross income test equal to the amount by which (a) the RIC’s non-qualifying gross income exceeds (b) one-ninth of the RIC’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, a RIC that fails the asset diversification test as of the end of a quarter is nevertheless considered to have satisfied the test as of the end of such quarter in the following circumstances.  If the RIC’s failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (i) one percent of the total value of the RIC’s assets at the end of such quarter and (ii) $10,000,000 (a “de minimis failure”), the RIC is considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter under circumstances that do not constitute a de minimis failure, a RIC is nevertheless considered to have satisfied the asset diversification test as of the end of such quarter if (i) the RIC satisfies certain procedural requirements; (ii) the RIC’s failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and (iii) within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of the assets that caused the asset diversification failure, or otherwise satisfies the asset diversification test.  However, in such case, a tax is imposed on the RIC, at the highest rate of tax applicable to corporations (currently 35%), on the net income generated by the assets that caused the RIC to fail the asset diversification test during the period for which the asset diversification test was not met.  In all events, however, such tax will not be less than $50,000.

The Code imposes a 4% nondeductible excise tax on a RIC to the extent the RIC does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (both long- and short-term) for the one-year period ending, as a general rule, on October 31 of that year.  For this purpose, however, any income or gain retained by the RIC that is subject to corporate income tax is considered to have been distributed by year-end.  In addition, the minimum amount that must be distributed in any year to avoid the excise tax is increased or decreased to reflect any under distribution or over distribution, as the case may be, from the previous year.  Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

FUND DISTRIBUTIONS

Each Fund, except the Total Return Fund and the Balanced Fund, declares and pays any dividends from its net investment income, if any, annually.  The Total Return Fund and the Balanced Fund declare and pay any such dividend quarterly.  Each Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year.  Dividends paid by a Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income.  Distributions made from a Fund’s net realized capital gains are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares.  Not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends.  Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

The determination of whether a distribution is from capital gains is generally made taking into account available net capital loss carryforwards, if any.  Under the Modernization Act, if a RIC has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, that portion of the RIC’s net capital loss consisting of the excess (if any) of the RIC’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the RIC’s next taxable year, and that portion of the RIC’s net capital loss consisting of the excess (if any) of the RIC’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the RIC’s next taxable year.

Under the Modernization Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment (December 22, 2010) for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At October 31, 2012, the following Predecessor Funds had capital loss carryforwards that expire as follows:  [The capital loss carryforward information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Cornerstone Growth Fund	$60,841,121	10/31/16
	183,155,263	10/31/17
Cornerstone Mid Cap 30 Fund	3,858,159	10/31/16
	41,135,138	10/31/17
Cornerstone Value Fund	43,841,856	10/31/17
Total Return Fund	7,009,187	10/31/17
Balanced Fund	1,233,401	10/31/17
Japan Fund	4,786,618	10/31/15
	6,231,544	10/31/16
	15,450,664	10/31/17
	6,121,138	10/31/18
	373,080	Indefinite ST
	439,149	Indefinite LT

At October 31, 2012, the predecessor funds to the Japan Small Cap Fund had no tax basis capital losses to offset future capital gains.  [The capital loss carryforward information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund.  A portion of the ordinary income dividends paid by Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.  If a Fund pays a dividend in January that was declared in the previous October, November, or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

Beginning in 2013, a 3.8% Medicare contribution tax is imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on distributions of investment company taxable income paid after June 30, 2014 and distributions of net capital gain and the gross proceeds of a redemption of Fund shares paid after December 31, 2016 to (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things, and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things.  This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.

SALE OR REDEMPTION OF SHARES

Redemptions and exchanges of a Fund’s shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events.  (However, a conversion from Investor Class shares to Institutional Class shares or from Institutional Class shares to Investor Class shares in the same Fund is not a taxable transaction.)  A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a

61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Fund shares held for six months or less that is not disallowed will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

Income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.  A Fund may be eligible to “pass through” to its investors any such foreign taxes, in which case it is expected that you would be entitled to claim a deduction or credit on account of any such foreign taxes when computing your federal income tax liability.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax at the applicable federal tax rate on reportable dividends, capital gains distributions and redemption payments (“backup withholding”).  Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Hennessy Funds or who, to the knowledge of the Hennessy Funds, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

NATURE OF THE FUNDS’ INVESTMENTS

Certain of the Funds’ investments and investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain deductions or losses, or accelerate certain income or gains, of a Fund, affect the holding period of assets held by the Fund, or alter the character of the gains or losses realized by the Fund.  These provisions may also require a Fund to recognize income or gain without receiving cash with which to make distributions in the amounts necessary to satisfy the requirements for maintaining regulated investment company status and for avoiding income and excise taxes.

Gain or loss, if any, realized by a Fund from certain financial futures or forward contracts and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such Section 1256 contract as well as from closing transactions.  In addition, any Section 1256 contracts remaining unexercised at the end of a Fund’s taxable year will be treated as sold for its then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

Offsetting positions held by a Fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute “straddles.”  To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income.  Certain of the straddle positions held by the Fund may constitute “mixed straddles.”  The Fund may make one or more elections with respect to the treatment of “mixed straddles,” resulting in different tax consequences.  In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

If a Fund either (i) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests (“appreciated financial position”) and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a “Contract”) with respect to the same or substantially identical property or (ii) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.  Any gains on forward currency contracts, which are marked-to-market daily, are treated as ordinary income.

If a Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract.  Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge.  The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments.  For example, a Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company.  In such case, the Fund may have to dispose of securities that it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

If a Fund invests in an entity that is classified as a “passive foreign investment company” (“PFIC”) for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund.  A Fund may elect to mark-to-market its PFIC holdings and therefore may be required to make distributions to shareholders even though it has not disposed of such holdings.  In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.  Dividends from a Fund that are attributable to dividends from a PFIC are not eligible for taxation to U.S. individual shareholders at preferential dividend tax rates discussed above.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of the stock or securities of foreign corporations, or, as provided in the Modernization Act, if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other RICs, the Fund may elect to “pass through” to its shareholders the amount of foreign income taxes paid by the Fund.  Pursuant to such election, shareholders would be required: (i) to include in gross income, even though not actually received, their respective pro rata shares of the foreign taxes paid by the Fund; (ii) treat their income from the Fund as being from foreign sources to the extent that the Fund’s income is from foreign sources; and (iii) either to deduct their pro rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against federal income (but not both).  No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

THE FOREGOING IS ONLY A SUMMARY OF MATERIAL FEDERAL TAX CONSEQUENCES AFFECTING THE FUNDS AND THEIR SHAREHOLDERS.  SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF INVESTMENT IN THE FUNDS

DESCRIPTION OF SECURITIES RATINGS

The NRSROs that may be utilized by the Manager with regard to portfolio investments for the Funds include Moody’s, Standard & Poor’s (sometimes referred to as “S&P”), Duff & Phelps, Inc. (“Duff”), Fitch Investors Service, Inc. (“Fitch”), IBCA Limited and its affiliate, IBCA Inc. (collectively, “IBCA”), and Thompson BankWatch, Inc. (“TBW”).  Set forth below is a description of the relevant ratings of each such NRSRO.  The NRSROs that may be utilized by the Manager and the description of each NRSRO’s ratings is as of the date of this SAI, and may subsequently change.

DEFINITIONS OF CERTAIN MONEY MARKET INSTRUMENTS

 Commercial Paper.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

 Certificates of Deposit.  Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

 Bankers’ Acceptances.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

 U.S. Treasury Obligations.  U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.  These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

 U.S. Government Agency and Instrumentality Obligations.  Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.  Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.  A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

COMMERCIAL PAPER RATINGS

Standard & Poor’s Commercial Paper Ratings.  A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1.  the highest category indicates that the degree of safety regarding timely payment is strong.  Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issuers designated “A-1”.

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

SHORT-TERM DEBT RATINGS

Moody’s Short-Term Debt Ratings.  Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations that have an original maturity not exceeding one year.  Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

●	Leading market positions in well-established industries.

●	High rates of return on funds employed.

●	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

●	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

●	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Duff’s Short-Term Debt Ratings.   Duff’s description of its five highest short-term debt ratings (Duff incorporates gradations of “1+” (one plus) and “1-” (one minus) to assist investors in recognizing quality differences within the highest rating category):

Duff 1+.  Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1.  Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.

Duff 1-.  High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

Duff 2.  Good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

 Duff 3.  Satisfactory liquidity and other protection factors qualify issue as to investment grade. .Risk factors are larger and subject to more variation.  Nevertheless, timely payment is expected.

Fitch’s Short-Term Debt Ratings.  Fitch’s description of its four highest short-term debt ratings:

 F-1+.  Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

 F-1.  Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

 F-2.  Good Credit Quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

 F-3.  Fair Credit Quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA’s Short-Term Debt Ratings.  IBCA’s description of its three highest short-term debt ratings:

 A+.  Obligations supported by the highest capacity for timely repayment.

 A1.  Obligations supported by a very strong capacity for timely repayment.

 A2.  Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Thompson BankWatch Ratings. Thompson BankWatch, Inc. ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

 TBW Ratings do not constitute a recommendation to buy or sell securities of any of these companies.  Further, TBW does not suggest specific investment criteria for individual clients.  The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.  The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.  The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

 TBW-1.  The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

 TBW-2.  The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated “TBW-1.”

 TBW-3.  The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

 TBW-4.  The lowest rating category; this rating is regarded as non-investment grade and, therefore, speculative.

LONG-TERM DEBT RATINGS

Moody’s Long-Term Debt Ratings.  Description of the five highest long-term debt ratings by Moody’s (Moody’s applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security’s ranking within the category):

 Aaa.  Bonds that are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

 Aa.  Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

 A.  Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment at some time in the future.

 Baa.  Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

 Ba.  Bonds that are rated Ba are judged to have speculative elements, i.e., their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future.  Uncertainty of position characterizes bonds in this class.

S&P’s Long-Term Debt Ratings.  Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

 AAA.  Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

 AA.  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

 A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

 BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

 BB.  Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Duff’s Long-Term Debt Ratings. Description of the three highest long-term debt ratings by Duff:

 AAA.- Highest credit quality.  The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

 AA+, AA, AA-.  High credit quality protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

 A+, A, A-.  Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

 Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

 AAA.  Bonds considered to be investment grade and of the highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

 AA.  Bonds considered to be investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.”  Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated “[-]+.”

 A.  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA’s Long-Term Debt Ratings.  IBCA’s description of its three highest long-term debt ratings:

 AAA.  Obligations for which there is the lowest expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

 AA.  Obligations for which there is a very low expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

 A.  Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

ANTI-MONEY LAUNDERING PROGRAM

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  No Fund will transact business with any person or entity whose identity cannot be adequately verified under the provision of the USA PATRIOT Act.

As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

OTHER INFORMATION

DISTRIBUTION PLANS

Total Return Fund and Balanced Fund

HFT has adopted a Distribution Plan (the “Plan”) for the benefit of the Total Return Fund and the Balanced Fund in anticipation that these Funds will benefit from the Plan through increased sales of their shares, thereby reducing each of these Fund’s expense ratio and providing an asset size that allows the Manager greater flexibility in management.  The Plan authorizes payments by the Total Return Fund and the Balanced Fund in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.15% of each of these Fund’s average daily net assets.  Payments made pursuant to the Plan may only be used to pay distribution expenses actually incurred.  Amounts paid under the Plan by the Total Return Fund and Balanced Fund may be spent on any activities or expenses primarily intended to result in the sale of shares of these Funds, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  The Plan permits the Total Return Fund and Balanced Fund to employ a distributor of their shares, in which event payments under the Plan may be made to the distributor and may be spent by the distributor on any activities or expenses primarily intended to result in the sale of shares of each of these Funds, including, but not limited to, compensation to, and expenses (including overhead and telephone expenses) of, employees of the distributor who engage in or support distribution of the shares of each of these Funds, printing of prospectuses and reports for other than existing shareholders, advertising and preparation and distribution of sales literature.  Allocation of overhead (rent, utilities, etc.) and salaries will be based on the percentage of utilization, and time devoted to, distribution activities.

The Plan may be terminated by HFT at any time by a vote of the trustees who are not interested persons and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b-1 Trustees”) or by a vote of a majority of the outstanding shares of the Fund.  Messrs. Doyle, DeSousa and Richardson are currently the Rule 12b-1 Trustees.  Any change in the Plan that would materially increase the distribution expenses of the Total Return Fund or Balanced Fund provided for in the Plan requires approval of the shareholders of each of these Funds and the Board of Trustees, including the Rule 12b-1 Trustees.  While the Plan is in effect, the selection and nomination of trustees who are not interested persons will be committed to the discretion of the trustees who are not interested persons.  The Board of Trustees must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor or the officers of HFT.  The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Trustees.

For the fiscal year ended October 31, 2012, the following amounts were paid by the predecessor funds to the Total Return Fund and the Balanced Fund with respect to Investor Class shares: [The distribution plan information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

Fund	Amount Paid

Total Return Fund	$106,251
Balanced Fund	$ 34,220

For the fiscal year ended October 31, 2012, the Distributor incurred the following expenses with respect to Investor Class shares.  “Other” distribution expenses identified below include administrative, legal, financial management and sales support expenses of the predecessor funds to the Total Return Fund and the Balanced Fund.  [The distribution expense information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

	Sales Material and Advertising	Printing and Mailing Prospectuses to other than Current Shareholders	Compensation to Sales Personnel and Broker-Dealers	Other	Approximate Total Amount Spent With Respect to Each Fund

Total Return Fund	$104,551	—	—	$1,700	$106,251
Balanced Fund	$ 33,748	—	—	$ 472	$ 34,220

SHAREHOLDER SERVICES AGREEMENT

Cornerstone Growth Fund, Cornerstone Mid Cap 30 Fund, Cornerstone Value Fund, Total Return Fund, Balanced Fund, Japan Fund, and Japan Small Cap Fund

These Funds have entered into a Servicing Agreement with the Manager (the “Servicing Agreement”).  (The predecessor funds to the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, and the Cornerstone Value Fund entered into a predecessor Servicing Agreement effective as of October 1, 2002, as amended July 1, 2005; the predecessor funds to the Total Return Fund and the Balanced Fund entered into a predecessor Servicing Agreement effective as of June 20, 2007; and the predecessor funds to the Japan Fund and the Japan Small Cap Fund entered into a predecessor Servicing Agreement effective as of June 1, 2010).  Pursuant to the Servicing Agreement, the Manager will provide administrative support services to these Funds consisting of:

●	maintaining an “800” number that current shareholders may call to ask questions about these Funds or their accounts with these Funds;

●	assisting shareholders in processing exchange and redemption requests;

●	assisting shareholders in changing dividend options, account designations and addresses;

●	providing such other similar services as these Funds may request.

For such services, each of the Funds pays an annual fee to the Manager equal to 0.10% of its average daily net assets.  The Institutional Class shares of the Funds are not subject to the Servicing Agreement fees.

During the fiscal years ended October 31, 2012, 2011 and 2010, the Predecessor Funds paid the following shareholder service fees to the Manager: [The shareholder service fee information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011	Fiscal Year Ended October 31, 2010
Cornerstone Growth Fund	$214,761	$192,440	$217,567

Cornerstone Mid Cap 30 Fund	$139,469	$138,039	$122,675

Cornerstone Value Fund	$121,418	$136,248	$151,486

Total Return Fund	$70,834	$65,398	$56,304

Balanced Fund	$22,814	$13,577	$12,110

Japan Fund	$10,851	$19,263	$12,089

Japan Small Cap Fund	$14,980	$24,182	$6,390

The Servicing Agreement may be terminated with respect to each of the Funds by either party thereto upon sixty days’ written notice to the other party, and will be terminated if its continuance is not approved with respect to each Fund at least annually by a majority of those Trustees who are not parties thereto or “interested persons” (as defined in the 1940 Act) of any such party.

DESCRIPTION OF SHARES

Each Fund’s authorized capital consists of an unlimited number of shares of beneficial interest, having no par value (the “Shares”).  Shareholders are entitled:  (i) to one vote per full Share; (ii) to such distributions as may be declared by the Trustees out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution.  There are no conversion or sinking fund provisions applicable to the Shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Trustees.  Consequently, the holders of more than 50% of the Shares voting for the election of Trustees can elect all the Trustees, and in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any persons as Trustees.  As indicated above, the Funds do not anticipate holding an annual meeting in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.

The Shares are redeemable and are transferable.  All Shares issued and sold by the Funds will be fully paid and nonassessable.  Fractional Shares entitle the holder of the same rights as whole Shares.

Pursuant to the Trust Instrument, the Trustees may establish and designate one or more separate and distinct series of Shares, each of which shall be authorized to issue an unlimited number of Shares.  In addition, the Trustees may, without obtaining any prior authorization or vote of shareholders, redesignate or reclassify any issued Shares of any series.  In the event that more than one series is established, each Share outstanding, regardless of series, would still entitle its holder to one vote.  As a general matter, Shares would be voted in the aggregate and not by series, except where class voting would be required by the 1940 Act (e.g., change in investment policy or approval of an investment advisory agreement).  All consideration received from the sale of Shares of any series, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series’ share of the general liabilities of the applicable Fund, as the case may be, in the proportion that the total net assets of the series bear to the total net assets of all series.  The net asset value of a Share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on Shares of any series only out of lawfully available assets belonging to that series.  In the event of liquidation or dissolution of a Fund, the shareholders would be entitled to the assets belonging to that Fund.

Each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Value Fund, and the Japan Fund offer two Classes of Shares: Investor Class Shares and Institutional Class Shares.  The Investor Class Shares and Institutional Class Shares represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Investor Class Shares may bear annual distribution and service fees and Institutional Class Shares are not subject to such fees; (ii) Institutional Class Shares are available only to shareholders who invest directly in a Fund, or who invest through a broker-dealer, financial institution, or servicing agent that does not receive a service fee from the Fund, or the Manager; and (iii) that the Board of Trustees may elect to have certain expenses specific to the Investor Class Shares or Institutional Class Shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class Shares or Institutional Class Shares shall be allocated to each such Class on the basis of the net asset value of that Class in relation to the net asset value of the Fund.  The Board of Trustees may classify and reclassify the Shares of the Funds into additional classes of Shares at a future date.

The Trust Instrument contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or their Trustees.  The Trust Instrument provides for indemnification and reimbursement of expenses out of the Funds’ property, as applicable, for any shareholder held personally liable for its obligations.  The Trust Instrument also provides that the Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds and satisfy any judgment thereon.

The Trust Instrument further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Trust Instrument protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

SHAREHOLDER MEETINGS

It is contemplated that HFT will not hold an annual meeting of shareholders in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.  HFT’s Trust Instrument and Bylaws also contain procedures for the removal of Trustees by the HFT’s shareholders.  At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two-thirds of the outstanding shares, remove any Trustee or Trustees.

Upon the written request of the holders of shares entitled to not less than 10% of all the votes entitled to be cast at such meeting, the Secretary of HFT shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Trustee.  Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of the total outstanding shares, whichever is less, shall apply to HFT’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request that they wish to transmit, the Secretary shall within five business days after such application either: (i) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of HFT; or (ii) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (ii) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them.  If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

REGISTRATION STATEMENT

This SAI and the Fund Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Fund Prospectus.  The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in this SAI and the Fund Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this SAI and the Fund Prospectus form a part, each such statement being qualified in all respects by such reference.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-5306, serves as counsel to the Funds.  KPMG LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm to the Funds.

FINANCIAL STATEMENTS

The following financial statements of the Predecessor Funds included in the Annual Reports, dated October 31, 2012, of Hennessy Mutual Funds, Inc. (File No. 811-07695), Hennessy SPARX Funds Trust (File No. 811-21419), and The Hennessy Funds, Inc. (File No. 811-07493), as filed with the Securities and Exchange Commission on January 10, 2013, are incorporated by reference into this SAI: [The financial statement information will be updated by filing an amendment pursuant to Rule 485(b) of the Securities Act of 1933, as amended.]

●	Statements of Assets and Liabilities
●	Statements of Operations
●	Statement of Cash Flows (Total Return Fund only)
●	Statements of Changes in Net Assets
●	Financial Highlights
●	Schedules of Investments
●	Notes to the Financial Statements
●	Reports of Independent Registered Public Accounting Firms

PART C

OTHER INFORMATION

Item 28.		Exhibits

(a)	Organizational Documents:

	(1)	Certificate of Trust.(1)

	(2)	Certificate of Amendment to the Certificate of Trust.(2)

	(3)	Trust Instrument (restated in electronic format to include all amendments through December 12, 2008).(3)

(b)	Bylaws, as amended and restated as of June 3, 2008.(3)

(c)	None.

(d)	Investment Advisory Contracts:

	(1)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.(4)

	(2)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Large Value Fund.(4)

	(3)	Sub-Advisory Agreement between Hennessy Advisors, Inc. and Voyageur Asset Management, Inc. for the Hennessy Large Value Fund.(4)

(4)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.(7)

(5)
Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.

	(6)	Sub-Advisory Agreement for the Hennessy Focus Fund between Hennessy Advisors, Inc. and Broad Run Investment Management, LLC.(7)

Part C-1

(7)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (equity sleeve) between Hennessy Advisors, Inc. and The London Company of Virginia, LLC.(7)

(8)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (fixed income sleeve) between Hennessy Advisors, Inc. and Financial Counselors, Inc.(7)

	(9)	Sub-Advisory Agreement for the Hennessy Core Bond Fund between Hennessy Advisors, Inc. and Financial Counselors, Inc.(7)

	(10)	Form of Sub-Advisory Agreement for the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund between Hennessy Advisors, Inc. and SPARX Asset Management Co., Ltd.

(e)	Distribution Agreement among Registrant, Hennessy Advisors, Inc. and Quasar Distributors, LLC.(2) and Form of Amended and Restated Exhibit A.

(f)	None.

(g)	Custody Agreement between Registrant and U.S. Bank, National Association.(2) and Form of Amended and Restated Exhibit C.

(h)	Other Material Contracts:

	(1)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC(2) and Form of Amended and Restated Exhibit A.

	(2)	Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC(2) and Form of Amended and Restated Exhibit A.

	(3)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC(2) and Form of Amended and Restated Exhibit A.

	(4)	Form of Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc.

	(5)	Power of Attorney.(2)

(6)
Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.(7)

Part C-2

(7)
Form of Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Value Fund.

(i)	Opinion of Foley & Lardner LLP – to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm:

(1) Consent of KPMG LLP – to be filed by amendment.

(2) Consent of Tait, Weller & Baker LLP – to be filed by amendment.

(k)	None.

(l)	Subscription Agreement.(1)

(m)	Distribution (Rule 12b-1) Plans:

(1)
Distribution (Rule 12b-1) Plan for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.(7)

(2) Form of Distribution (Rule 12b-1) Plan for the Hennessy Total Return Fund.

(3) Form of Distribution (Rule 12b-1) Plan for the Hennessy Balanced Fund.

(n)	(1) Amended and Restated Rule 18f-3 Multi-Class Plan.(7)

(2) Form of Amended and Restated Rule 18f-3 Multi-Class Plan.

(p)	(1)	Amended and Restated Code of Ethics of The Hennessy Funds, Inc., Hennessy Mutual Funds, Inc., Registrant, Hennessy SPARX Funds Trust and Hennessy Advisors, Inc.

	(2)	Code of Ethics of Financial Counselors, Inc.(6)

	(3)	Code of Ethics of The London Company of Virginia, LLC.(6)

	(4)	Code of Ethics of Broad Run Investment Management, LLC.(6)

	(5)	Code of Ethics of SPARX Asset Management Co., Ltd.(8)

Part C-3

_______________

(1)
Previously filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 6 was filed on October 28, 1997 and its accession number is 0000897069-97-000422.

(2)
Previously filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement.  Post-Effective Amendment No. 16 was filed on July 1, 2005 and its accession number is 0000897069-05-001653.

(3)
Previously filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement.  Post-Effective Amendment No. 24 was filed on December 15, 2008 and its accession number is 0000897069-08-001905.

(4)
Previously filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement.  Post-Effective Amendment No. 26 was filed on November 23, 2009 and its accession number is 0000898531-09-000435.

(5)
Previously filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement.  Post-Effective Amendment No. 27 was filed on February 1, 2010 and its accession number is 0000898531-10-000075.

(6)
Previously filed as an exhibit to Post-Effective Amendment No. 32 to the Registration Statement.  Post-Effective Amendment No. 32 was filed on July 30, 2012 and its accession number is 0000898531-12-000311.

(7)
Previously filed as an exhibit to Post-Effective Amendment No. 34 to the Registration Statement.  Post-Effective Amendment No. 34 was filed on February 28, 2013 and its accession number is 0000898531-13-000110.

(8)
Previously filed as an exhibit to Post-Effective Amendment No. 3 to the Form N-1A Registration Statement of Hennessy SPARX Funds Trust.  Post-Effective Amendment No. 3 was filed on February 28, 2006 and its accession number is 0000899681-06-000086.

Item 29.                      Persons Controlled by or under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with Registrant.

Item 30.                      Indemnification

Pursuant to Chapter 38 of Title 12 of the Delaware Code, the Registrant’s Trust Instrument, dated September 16, 1992, contains the following article, which is in full force and effect and has not been modified or canceled:

“ARTICLE X
LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 10.1.  Limitation of Liability.  A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee.  A Trustee shall not be liable for any act or omission or any

Part C-4

conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

Section 10.2.  Indemnification

(a)           Subject to the exceptions and limitations contained in Section 10.2(b) below:

(i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A)	by the court or other body approving the settlement;

(B)
by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

Part C-5

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable , shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)           Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

Section 10.3.  Shareholders.  In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Part C-6

Item 31.                      Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32.                      Principal Underwriters

(a)	To the best of the Registrant’s knowledge, Quasar Distributors, LLC, the Registrant’s principal underwriter, also acts as a principal underwriter for the following other investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund P
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Bridge Builder Trust	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brookfield Investment Funds	Merger Fund
Brown Advisory Funds	Monetta Trust
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
Cushing Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
FactorShares Trust	Provident Mutual Funds, Inc.
First American Funds, Inc.	Purisima Funds
First American Investment Funds, Inc.	Rainier Investment Management Mutual Funds
First American Strategy Funds, Inc.	RBC Funds Trust
Glenmede Fund, Inc.	SCS Financial Funds
Glenmede Portfolios	Stone Ridge Trust
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	TIFF Investment Program, Inc.
Harding Loevner Funds, Inc.	Trust for Professional Managers

Part C-7

Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b)	To the best of the Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
 (1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
 (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
 (3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

Item 33.                      Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant, Registrant’s Custodian and Registrant’s Administrator as follows:  the documents required to be maintained by paragraphs (5) and (11) of Rule 31a-1(b) will be maintained by the Registrant; the documents required to be maintained by paragraphs (3) and (7) of Rule 31a-1(b) will be maintained by Registrant’s Custodian; and all other records will be maintained by Registrant’s Administrator.

Part C-8

Item 34.                      Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.                      Undertakings

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders, upon request and without charge.

Part C-9

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 13th day of December, 2013.

HENNESSY FUNDS TRUST
(Registrant)

By:      /s/ Neil J. Hennessy
Neil J. Hennessy
Chairman of the Board and
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ Neil J. Hennessy Neil J. Hennessy	Chairman of the Board and President (Principal Executive Officer) and a Trustee	December 13, 2013
Robert T. Doyle*	Trustee	*
J. Dennis DeSousa*	Trustee	*
Gerald P. Richardson*	Trustee	*
/s/ Teresa M. Nilsen Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	December 13, 2013

*By:    /s/ Neil J. Hennessy
Neil J. Hennessy
Attorney-in-fact
December 13, 2013

Signature Page

EXHIBIT INDEX

Exhibit No.		Exhibit Description

(a)	Organizational Documents:

	(1)	Certificate of Trust.*

	(2)	Certificate of Amendment to the Certificate of Trust.*

	(3)	Trust Instrument (restated in electronic format to include all amendments through December 12, 2008).*

(b)	Bylaws, as amended and restated as of June 3, 2008.*

(c)	None.

(d)	Investment Advisory Contracts:

	(1)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.*

	(2)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Large Value Fund.*

	(3)	Sub-Advisory Agreement between Hennessy Advisors, Inc. and Voyageur Asset Management, Inc. for the Hennessy Large Value Fund.*

(4)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.*

(5)
Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.

	(6)	Sub-Advisory Agreement for the Hennessy Focus Fund between Hennessy Advisors, Inc. and Broad Run Investment Management, LLC.*

Exhibit-1

(7)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (equity sleeve) between Hennessy Advisors, Inc. and The London Company of Virginia, LLC.*

(8)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (fixed income sleeve) between Hennessy Advisors, Inc. and Financial Counselors, Inc.*

	(9)	Sub-Advisory Agreement for the Hennessy Core Bond Fund between Hennessy Advisors, Inc. and Financial Counselors, Inc.*

	(10)	Form of Sub-Advisory Agreement for the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund between Hennessy Advisors, Inc. and SPARX Asset Management Co., Ltd.

(e)	Distribution Agreement among Registrant, Hennessy Advisors, Inc. and Quasar Distributors, LLC* and Form of Amended and Restated Exhibit A.

(f)	None.

(g)	Custody Agreement between Registrant and U.S. Bank, National Association* and Form of Amended and Restated Exhibit C.

(h)	Other Material Contracts:

	(1)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC* and Form of Amended and Restated Exhibit A.

	(2)	Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC* and Form of Amended and Restated Exhibit A.

	(3)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC* and Form of Amended and Restated Exhibit A.

	(4)	Form of Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc.

	(5)	Power of Attorney.*

(6)
Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.*

Exhibit-2

(7)
Form of Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Value Fund

(i)	Opinion of Foley & Lardner LLP – to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm:

(1) Consent of KPMG LLP – to be filed by amendment.

(2) Consent of Tait, Weller & Baker LLP – to be filed by amendment.

(k)	None.

(l)	Subscription Agreement.*

(m)	Distribution (Rule 12b-1) Plans:

(1)
Distribution (Rule 12b-1) Plan for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.*

(2) Form of Distribution (Rule 12b-1) Plan for the Hennessy Total Return Fund.

(3) Form of Distribution (Rule 12b-1) Plan for the Hennessy Balanced Fund.

(n)	(1) Amended and Restated Rule 18f-3 Multi-Class Plan.*

(2) Form of Amended and Restated Rule 18f-3 Multi-Class Plan.

(p)	(1)	Amended and Restated Code of Ethics of The Hennessy Funds, Inc., Hennessy Mutual Funds, Inc., Registrant, Hennessy SPARX Funds Trust and Hennessy Advisors, Inc.

	(2)	Code of Ethics of Financial Counselors, Inc.*

	(3)	Code of Ethics of The London Company of Virginia, LLC.*

	(4)	Code of Ethics of Broad Run Investment Management, LLC.*

	(5)	Code of Ethics of SPARX Asset Management Co., Ltd.*
___________________

*           Previously filed.

Exhibit-3